                                                     1933 Act File No. 2-87072
                                                     1940 Act File No. 811-3875


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                    [   ]
                                     -----
         Post-Effective Amendment No. 18                                [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


         Amendment No. 16                                               [ x ]

                           SENTRY VARIABLE ACCOUNT II
      ---------------------------------------------------------------------
                           (Exact Name of Registrant)

                          SENTRY LIFE INSURANCE COMPANY
      ---------------------------------------------------------------------
                               (Name of Depositor)

                             1800 North Point Drive
                         Stevens Point, Wisconsin 54481
      ---------------------------------------------------------------------
             (Address of Depositor's Executive Offices and Zip Code)

                            Telephone (715) 346-6000
      ---------------------------------------------------------------------
         (Depositor's Telephone Number, Including Area Code)

                             William M. O'Reilly
                             Sentry Life Insurance Company
                             1800 North Point Drive
                             Stevens Point, WI 54481
     ----------------------------------------------------------------------
                     (Name and Address of Agent for Service)




It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 1998, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

                              CROSS REFERENCE SHEET

                             (Required by Rule 495)

Item No.                                             Location
                                     PART A

  1      Cover Page  ..............................  Cover Page

  2      Definitions  .............................  Definitions

  3      Synopsis .................................  Synopsis

  4      Condensed Financial Information  .........  Condensed Financial Information

  5      General Description of Registrant,
         Depositor, and Portfolio Companies .......  The Company; The Variable
                                                     Account; Neuberger & Berman
                                                     Advisers Management Trust

  6      Deductions and Expenses .................   Charges and Deductions

  7      General Description of Variable
         Annuity Contracts  .......................  The Contracts

  8      Annuity Period  ..........................  Annuity Provisions

  9      Death Benefit  ...........................  The Contracts; Annuity
                                                     Provisions

 10      Purchases and Contract Value .............  Purchases and Contract Value

 11      Redemptions  .............................  Purchases and Contract Value

 12      Taxes  ...................................  Federal Tax Status

 13      Legal Proceedings  .......................  Legal Proceedings

 14      Table of Contents of the Statement
         of Additional Information ................  Table of Contents of the
                                                     Statement of Additional
                                                     Information

                                     PART B

 15      Cover Page  ..............................  Cover Page

 16      Table of Contents  .......................  Table of Contents

 17      General Information and History ..........  The Company

 18      Services  ................................  Not Applicable

 19      Purchase of Securities Being Offered .....  Not Applicable

 20      Underwriters  ............................  Distribution of Contracts

 21      Calculation of Performance Data ..........  Yield Calculation for
                                                     Liquid Asset Sub-Account

 22      Annuity Payments  ........................  Amount of Annuity Payments

 23      Financial Statements .....................  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement

                                     PART A

[SENTRY LOGO]

                          Sentry Variable Account II

                                 THE PATRIOT

                 A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
            FUNDED BY NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST


                                    [LOGO]
                          APPLICATION AND PROSPECTUS
                                 MAY 1, 1998

                        SENTRY LIFE INSURANCE COMPANY

                          SENTRY LIFE INSURANCE COMPANY


      Home Office:                               Annuity Service Office:
         1800 North Point Drive                    P.O. Box 867
         Stevens Point, WI 54481                   Stevens Point, WI 54481
                                                   Telephone: (800) 533-7827

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED

                           VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                           SENTRY VARIABLE ACCOUNT II

                                       and

                          SENTRY LIFE INSURANCE COMPANY

The Individual Flexible Purchase Payment Deferred Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. The types of Qualified Plans which may purchase the Contracts are retirement plans that receive favorable tax treatment under Sections 403, 408 or 457 of the Internal Revenue Code. (See "Definitions" and "Federal Tax Status.")

Purchase payments for the Contracts will be allocated to a segregated investment account of Sentry Life Insurance Company (the "Company") which has been designated Sentry Variable Account II (the "Variable Account"). The Variable Account invests in shares of Neuberger & Berman Advisers Management Trust ("the Trust") at their net asset value. (See "Neuberger & Berman Advisers Management Trust.") Contract Owners bear the complete investment risk for all amounts allocated to the Variable Account.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENT.

This Prospectus provides the basic information you should know before investing. Please keep this Prospectus for future reference.

A Statement of Additional Information dated May 1, 1998, incorporated herein by reference and containing further information about the Contracts, has been filed with the Securities and Exchange Commission. You can obtain a copy at no charge by calling or writing Sentry Equity Services, Inc., 1800 North Point Drive, Stevens Point, WI 54481, (800) 533-7827. The Table of Contents of the Statement of Additional Information can be found on page 26 of this Prospectus.

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the Contracts in any jurisdiction in which such offer or solicitation may not be lawfully made.

 INQUIRIES: Inquiries should be directed to the Annuity Service Office given above.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
        SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED
      UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

 THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1, 1998.

                                TABLE OF CONTENTS


                                                                                                             PAGE
                                                                                                             ----
Definitions................................................................................................    4
Synopsis...................................................................................................    5
Fee Table..................................................................................................    6
Condensed Financial Information............................................................................    8
Yield Calculation for Liquid Asset Sub-Account.............................................................    8
Performance Information....................................................................................    8
Financial Statements.......................................................................................    9
The Company................................................................................................    9
The Variable Account.......................................................................................    9
Neuberger & Berman Advisers Management Trust...............................................................    9
   AMT Liquid Asset Investments............................................................................    9
   AMT Growth Investments..................................................................................   10
   AMT Limited Maturity Bond Investments...................................................................   10
   AMT Balanced Investments................................................................................   10
   Variable Account Voting Rights..........................................................................   10
   Substitution of Securities..............................................................................   11
Charges and Deductions.....................................................................................   11
   Contingent Deferred Sales Charge........................................................................   11
   Reduction or Elimination of Contingent Deferred Sales Charge............................................   12
   Deduction for Mortality and Expense Risk Premium........................................................   12
   Deduction for Contract Maintenance Charge...............................................................   12
   Deduction for Premium Taxes and Other Taxes.............................................................   13
   Other Deductions and Charges............................................................................   13
The Contracts..............................................................................................   13
   Transfers...............................................................................................   13
   Change in Purchase Payments.............................................................................   14
   No Default..............................................................................................   14
   Modification of the Contract............................................................................   14
   Contract Value..........................................................................................   14
   Ownership...............................................................................................   14
   Assignment..............................................................................................   15
   Beneficiary.............................................................................................   15
Annuity Provisions.........................................................................................   15
   Income Date and Settlement Option.......................................................................   15
   Change in Income Date...................................................................................   15
   Change in Settlement Option.............................................................................   15
   Settlement Options......................................................................................   16
   Mortality and Expense Guarantee.........................................................................   16
   Frequency of Annuity Payments...........................................................................   16
   Annuity Unit............................................................................................   16
   Amount of Annuity Payments..............................................................................   16
   Additional Provisions...................................................................................   17


                                                                                                            PAGE
                                                                                                            ----
Death Benefit..............................................................................................   17
   Death of the Annuitant..................................................................................   17
   Death of the Contract Owner.............................................................................   17
Purchases and Contract Value...............................................................................   18
   Purchase Payments.......................................................................................   18
   Allocation of Purchase Payments.........................................................................   18
   Accumulation Units......................................................................................   18
   Distribution of Contracts...............................................................................   19
Surrenders.................................................................................................   19
   Limitations on Withdrawals from 403(b) Annuities........................................................   19
   Texas Optional Retirement Program.......................................................................   19
Federal Tax Status.........................................................................................   20
   General.................................................................................................   20
   Diversification.........................................................................................   20
   Multiple Contracts......................................................................................   21
   Contracts Owned by Other than Natural Persons...........................................................   21
   Tax Treatment of Assignments............................................................................   21
   Income Tax Withholding..................................................................................   22
   Tax Treatment of Withdrawals - Non-Qualified Contracts
     and Section 457 Contracts.............................................................................   22
   Qualified Plans.........................................................................................   22
   Tax Treatment of Withdrawals - Qualified Contracts......................................................   24
   Tax Sheltered Annuities - Withdrawal Limitations........................................................   24
   Section 457 - Deferred Compensation Plans...............................................................   25
Legal Proceedings..........................................................................................   25
Table of Contents of Statement of Additional Information...................................................   26

                                   DEFINITIONS

ACCUMULATION UNIT - An accounting unit of measure used to calculate Contract Values prior to the Income Date.

ANNUITANT - The person upon whose continuation of life any annuity payment involving life contingencies depends.

ANNUITY UNIT - An accounting unit of measure used to calculate annuity payments after the Income Date.

COMPANY - Sentry Life Insurance Company at its Annuity Service Office.

CONTINGENT DEFERRED SALES CHARGE - The sales charge that may be applied against amounts surrendered.

CONTINGENT OWNER - The Contingent Owner, if any, must be the spouse of the Contract Owner named in the application.

CONTRACT ANNIVERSARY - An anniversary of the Effective Date of the Contract.

CONTRACT OWNER - The Contract Owner is named in the application, unless changed, and has all rights under the Contract.

CONTRACT VALUE - The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

CONTRACT YEAR - Any period of 12 months commencing with the Effective Date and each Contract Anniversary thereafter.

EFFECTIVE DATE - The date shown as the Effective Date on the Contract data page of the Contract.

ELIGIBLE MUTUAL FUND - A mutual fund designated on the Contract data page of the Contract.

INCOME DATE - The date on which annuity payments are to commence.

NON-QUALIFIED CONTRACTS - Contracts issued under Non-Qualified Plans.

NON-QUALIFIED PLANS - Retirement plans that do not receive favorable tax treatment under Sections 403, 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code").

PORTFOLIO - A segment of an Eligible Mutual Fund that constitutes a separate and distinct class of shares.

QUALIFIED CONTRACTS - Contracts issued under Qualified Plans.

QUALIFIED PLANS - Retirement plans that receive favorable tax treatment under Sections 403, 408 or 457 of the Code.

VALUATION DATE - Each day that the New York Stock Exchange is open for business which is Monday through Friday, except for New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION PERIOD - The period commencing at the close of business on the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date, as well as any other day when the Variable Account is valued because there was a sufficient degree of trading in the Variable Account so that the net asset value of the Accumulation Unit and Annuity Unit was materially affected.

VARIABLE ACCOUNT - A separate investment account of the Company, designated as Sentry Variable Account II, into which Net Purchase Payments will be allocated.

                                    SYNOPSIS

THE CONTRACTS

The Individual Flexible Purchase Payment Deferred Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a variable basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions" and "Federal Tax Status.")

THE VARIABLE ACCOUNT

Purchase payments for the Contracts will be allocated to a segregated investment account of Sentry Life Insurance Company (the "Company") which has been designated Sentry Variable Account II (the "Variable Account"). The Variable Account invests in shares of Neuberger & Berman Advisers Management Trust at their net asset value. (See "Neuberger & Berman Advisers Management Trust.") Contract Owners bear the investment risk for all amounts allocated to the Variable Account.

CONTINGENT DEFERRED SALES CHARGE

There are no deductions made from purchase payments for sales charges at the time of purchase. However, a Contingent Deferred Sales Charge may be deducted in the event of a surrender. The Contingent Deferred Sales Charge is intended to reimburse the Company for expenses relating to Contract sales. The Contingent Deferred Sales Charge, if any, is based on a graded table of charges, but in no event will the aggregate charges exceed 6% of the total purchase payments made. (See "Charges and Deductions - Contingent Deferred Sales Charge.")

TEN-DAY FREE LOOK

Within 10 days (or longer in states where required) of the day the Contract is received, it may be returned to the Company or to the agent through whom it was purchased. When the Contract is received by the Company it will be voided as if it had never been in force. The purchase payments will then be refunded in full.

MORTALITY AND EXPENSE RISK PREMIUM

A Mortality and Expense Risk Premium is deducted from the Variable Account on a daily basis and is equal on an annual basis to 1.20% of the daily net asset value of the Variable Account. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Premium.")

CONTRACT MAINTENANCE CHARGE

The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value by cancelling Accumulation Units to reimburse it for administrative expenses relating to maintenance of the Contract. Prior to the Income Date, the Company does not guarantee the amount of the Contract Maintenance Charge, and there is no guarantee that it will not be changed in the future. After the Income Date, the amount of the Contract Maintenance Charge will not be changed from the amount of the annual Contract Maintenance Charge in effect during the Contract Year immediately preceding the Income Date. After the Income Date, the Contract Maintenance Charge will be collected on a monthly basis and will result in a reduction of the monthly benefit. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.")

PREMIUM TAXES

Premium taxes payable to a state or other governmental entity will be charged against the Contract Value. Currently such premium taxes range from 0% to 4.0%. (See "Charges and Deductions - Deduction for Premium Taxes and Other Taxes.")

TAX PENALTY UPON SURRENDER

There is a 10% federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts. However, the 10% penalty is not imposed on amounts received: (1) after the taxpayer reaches age 59 1/2; (2)
after   the death of the Contract Owner; (3) if the taxpayer is totally disabled (for this purpose, disability is as defined in Section 72(m)(7) of the Code); (4) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (5) under an immediate annuity; or (6) which are allocable to purchase payments made prior to August 14, 1982. The Contracts provide that if the Annuitant dies prior to the Income Date, the Death Benefit will be paid to the Beneficiary. A Death Benefit paid upon the death of an Annuitant who is not the Contract Owner does not qualify for the death-of-Contract Owner exception described above and will be subject to the 10% distribution penalty unless the Beneficiary is age 59 1/2 or one of the other exceptions to the penalty applies. For federal income tax purposes, withdrawals are deemed to be on a last-in-first-out basis. This discussion also applies to Qualified Contracts issued pursuant to plans qualified under Section 457 of the Code but does not apply to Qualified Contracts issued pursuant to plans qualified under Sections 401, 403(b) or 408 of the Code. Separate tax withdrawal penalties and restrictions apply to such Qualified Contracts. For a further discussion of the taxation of the Contracts, see "Federal Tax Status."

See "Federal Tax Status - Diversification" for a discussion of Contract Owner control of the underlying investments in a variable annuity contract.

LIMITATIONS ON WITHDRAWALS FROM 403(B) ANNUITIES

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b) (11) of the Code) to the occurrence of one of the following events: the Contract Owner attains age 591/2, separates from service, dies or becomes disabled (within the meaning of Section 72(m) (7) of the Code), or in a case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value representing contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Federal Tax Status Tax Treatment of Withdrawals Qualified Contracts.") Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Federal Tax Status Tax Sheltered Annuities Withdrawal Limitations.")

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

                                    FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

Contingent Deferred Sales Charge (see number 3 of the explanations on the following page) (as a percentage of purchase payments)

          TIME BETWEEN RECEIPT OF ALLOCATED
         PURCHASE PAYMENT AND DATE OF SURRENDER                                                   PERCENTAGE
         --------------------------------------                                                   ----------
         Less than 1 year.......................................................................      6%
         At least 1 year but less than 2 years..................................................      5%
         At least 2 years but less than 3 years.................................................      4%
         At least 3 years but less than 4 years.................................................      3%
         At least 4 years but less than 5 years.................................................      2%
         At least 5 years but less than 6 years.................................................      1%
         At least 6 years.......................................................................      0%

Contract Maintenance Charge                         $30 per Contract per year

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of daily net asset value)

Mortality and Expense Risk Premium                                1.20%

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST AND ADVISERS MANAGERS TRUST ANNUAL EXPENSES(1) (as a percentage of the average daily net assets of a Portfolio)

                                                INVESTMENT
                                                MANAGEMENT                      OTHER             TOTAL ANNUAL
PORTFOLIO                                 AND ADMINISTRATION FEES             EXPENSES              EXPENSES
---------                                 -----------------------             --------            ------------
Liquid Asset(2)                                    0.53%                        0.47%                 1.00%
Balanced                                           0.85%                        0.19%                 1.04%
Growth                                             0.83%                        0.07%                 0.90%
Limited Maturity Bond                              0.65%                        0.12%                 0.77%

(1)The Trust is divided into nine portfolios ("Portfolios"), four of which are available through the Variable Account. Each Portfolio invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" include all other expenses of the Portfolio and its corresponding Series.

(2)Expenses reflect expense reimbursement. N&B Management has undertaken to reimburse the Liquid Asset Portfolio for certain operating expenses including the compensation of N&B Management and excluding certain other expenses that exceed, in the aggregate, 1% of the Portfolio's average daily net asset value. Absent such reimbursement, the "Total Annual Expenses" for the year ended December 31, 1997 would have been 1.12% for the Liquid Asset Portfolio. This expense reimbursement policy is subject to termination upon 60 days written notice and there can be no assurance that it will be continued thereafter.

EXAMPLES

A Contract Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     1)  upon surrender at the end of each time period;
     2)  if the Contract is not surrendered.

                                                                          TIME PERIODS
                                               1 YEAR             3 YEARS            5 YEARS           10 YEARS
                                               ------             -------            -------           --------
Growth Portfolio                               a) $72.00          $ 98.00            $126.00           $252.00
                                               b) $22.00          $ 68.00            $116.00           $252.00

Liquid Asset Portfolio                         a) $73.00          $100.00            $130.00           $261.00
                                               b) $23.00          $ 70.00            $120.00           $261.00

Limited Maturity Bond Portfolio                a) $71.00          $ 94.00            $119.00           $237.00
                                               b) $21.00          $ 64.00            $109.00           $237.00

Balanced Portfolio                             a) $74.00          $103.00            $134.00           $268.00
                                               b) $24.00          $ 73.00            $124.00           $268.00



                      EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of the above table is to assist the Contract Owner in understanding the various costs and expenses that will be incurred by the Contract Owner, directly or indirectly. The table reflects expenses of the Variable Account as well as the Trust. For additional information, see "Charges and Deductions" in this Prospectus and "Management of the Trust The Investment Adviser/Sub-Adviser" in the Trust Prospectus.

2. Premium taxes are not reflected. Premium taxes may apply. See "Charges and Deductions Deduction for Premium Taxes and Other Taxes."

3. The examples do not reflect the fact that after the first Contract Year, a Contract Owner may, not more than once annually on a non-cumulative basis, make a surrender per Contract Year of up to 10% of aggregate purchase payments (less any withdrawals) free from a Contingent Deferred Sales Charge provided the Contract Value prior to the surrender exceeds $10,000.

4. Neither the fee table nor the examples include a transfer fee. Currently, the Company does not impose a charge for effecting transfers; however, it does reserve the right to assess a transfer fee in the future. (See "The Contracts Transfers.")

5. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION

                            ACCUMULATION UNIT VALUES

The following table includes Accumulation Unit Values for the periods indicated. This data has been taken from the Variable Account's financial statements which have been audited for all periods by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is included in the Statement of Additional Information. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

                                                                    YEAR ENDED
                             1997    1996      1995        1994        1993     1992        1991      1990      1989        1988
                             ----    ----      ----        ----        ----     ----        ----      ----      ----        ----
LIQUID ASSET SUB-ACCOUNT
Beginning of Period       $ 16.779  $16.247  $15.653     $15.311    $15.127    $14.825    $14.207   $13.368    $12.459    $11.820
End of Period             $ 17.361   16.779   16.247      15.653     15.311     15.127     14.825    14.207     13.368     12.459

Number of Accum.
 Units Outstanding         115,558  145,387  162,165     217,211    270,994    414,153    544,747   646,044    502,722    484,760

GROWTH SUB-ACCOUNT
Beginning of Period       $ 39.662  $36.783  $28.257     $30.098    $28.524    $26.357    $20.558   $22.662    $17.711    $14.226
End of Period             $ 50.557   39.662   36.783      28.257     30.098     28.524     26.357    20.558     22.662     17.711

Number of Accum.
 Units Outstanding         780,148  847,224  938,909   1,049,256  1,156,057  1,231,668  1,363,149 1,375,719  1,503,684  1,481,380

LIMITED MATURITY BOND
 SUB-ACCOUNT
Beginning of Period       $ 23.024  $22.342  $20.381     $20.653    $19.607    $18.867    $17.147   $16.026    $14.639    $13.823
End of Period             $ 24.284   23.024   22.342      20.381     20.653     19.607     18.867    17.147     16.026     14.639

Number of Accum.
 Units Outstanding         258,942  317,877  384,749     460,025    527,775    624,082    696,573   765,968    837,082    885,951

BALANCED SUB-ACCOUNT
Beginning of Period       $ 17.283  $16.367  $13.382     $14.010    $13.323    $12.480    $10.288   $10.000  No Accumulation Unit
End of Period             $ 20.399   17.283   16.367      13.382     14.010     13.323     12.480    10.288  Values for this period.
                                                                                                             Sales of the Contracts
                                                                                                             in connection with this
Number of Accum.                                                                                             Portfolio commenced on
 Units Outstanding         482,578  519,312  550,216     618,542    654,955    565,977    284,777   164,053  September 14, 1990.

                 YIELD CALCULATION FOR LIQUID ASSET SUB-ACCOUNT

     For the seven calendar days ended December 31, 1997, the annualized yield for the sub-account funded by the Liquid Asset Portfolio was 3.59%.

                             PERFORMANCE INFORMATION

Periodically, the Company may advertise performance data for the various sub-accounts under the Contracts. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Contract Maintenance Charges under the Contracts, but will not reflect the deduction of any Contingent Deferred Sales Charge. The deduction of any Contingent Deferred Sales Charge would reduce any percentage increase or make greater any percentage decrease.

Any advertisement will also include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of any applicable Contract Maintenance Charges and Contingent Deferred Sales Charges, as well as any asset-based charges.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared.

The Balanced Portfolio of the Trust was made available for investment in connection with the Contracts on September 14, 1990, and the date of the first investment transaction was September 17, 1990. In order to demonstrate how the actual investment performance of the Balanced Portfolio affects Accumulation Unit Values, the Company may advertise hypothetical performance information based on the historical experience of the Balanced Portfolio from September 17, 1990.

                              FINANCIAL STATEMENTS

There are no financial statements contained in this Prospectus. Financial statements for the Company and the Variable Account are found in the Statement of Additional Information.

                                   THE COMPANY

Sentry Life Insurance Company (the "Company") is a stock life insurance company incorporated in 1958 pursuant to the laws of the State of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is licensed to conduct life, annuity, and accident and health insurance business in the District of Columbia and in all states, except New York. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls directly, or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                              THE VARIABLE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Wisconsin insurance law on August 2, 1983. This segregated asset account has been designated "Sentry Variable Account II" (the "Variable Account"). The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

The assets of the Variable Account are the property of the Company. The assets of the Variable Account, equal to the reserves and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The Contract Value and the amount of variable annuity payments will vary with the value of the assets which underlie the Variable Account.

The Variable Account meets the definition of a "separate account" under federal securities laws.

Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. Company obligations arising under the Contracts are general corporate obligations of the Company.

The assets of the Variable Account are segregated by Portfolio, thus establishing a series of sub-accounts within the Variable Account.

                  NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST

Neuberger & Berman Advisers Management Trust (the "Trust") is the funding vehicle for the Contracts. Each Portfolio of the Trust invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. All Series of Managers Trust are managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each Series invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information regarding this structure, see the Trust's Prospectus. There are nine Portfolios, four of which are currently available in connection with the Contracts. In that the investment objective of each Portfolio matches that of its corresponding Series, the following information is presented in terms of the applicable Series of Managers Trust. The investment objective of each Series follows.

AMT Liquid Asset Investments. The investment objective of AMT Liquid Asset Investments is to provide the highest current income consistent with safety and liquidity. The Series invests in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. An investment in the Liquid Asset Portfolio is neither insured nor guaranteed by the U.S. Government.

AMT Growth Investments. AMT Growth Investments seeks capital appreciation without regard to income by investing in securities believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental. The Series expects to be almost fully invested in common stocks, often of companies that may be temporarily out of favor in the market.

AMT Limited Maturity Bond Investments. The investment objective of AMT Limited Maturity Bond Investments is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Series invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio maturity in light of market conditions and trends. These are short-to-intermediate term debt securities. The Series' dollar-weighted average portfolio maturity may range up to five years.

AMT Balanced Investments. The investment objective of AMT Balanced Investments is long-term capital growth and reasonable current income without undue risk to principal. The investment adviser anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the investment adviser's view regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed-income senior securities.

VARIABLE ACCOUNT VOTING RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having a voting interest in the Variable Account. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions. The Company will vote shares that it owns in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders. (For a further discussion of voting, see the Prospectus for the Trust.)

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, resulting in a determination by the Company that it is permitted to vote the shares of the Trust in its own right, it may elect to do so.

The person having the voting interest under a Contract shall be the Contract Owner. During the annuity payment period after the Income Date, the votes attributable to a Contract Owner decrease as the reserves underlying the Contract decrease.

The number of shares that a person has the right to vote will be determined as of a date to be chosen by the Company not more than 60 days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least 14 days prior to such meeting.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Trust and/or Portfolio in which he or she has an interest, proxy material, and a form with which to give voting instructions with respect to the proportion of the shares held in the Variable Account corresponding to his or her interest in the Variable Account.

Shares of the Trust are issued and redeemed in connection with investment in and payments under variable contracts issued through separate accounts of life insurance companies which may or may not be affiliated with the Trust. Shares of the Balanced Portfolio are also offered directly to qualified pension and retirement plans ("Qualified Plans"). Shares of the Trust are purchased and redeemed at net asset value. The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the variable contract owners of the life insurance companies and to determine what action, if any, should be taken in the event of a conflict. The life insurance companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, the interests of various variable contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more life insurance company separate accounts or Qualified Plans might withdraw their investment in the Trust. This might force Managers Trust to sell portfolio securities at disadvantageous prices.

SUBSTITUTION OF SECURITIES

If the shares of any of the Eligible Mutual Funds, or any Portfolio within an Eligible Mutual Fund, should no longer be available for investment by the Variable Account or if, in the judgment of the Company's Board of Directors, further investment in such Eligible Mutual Fund shares should become inappropriate in view of the purpose of the Contract, the Company may substitute shares of another mutual fund for fund shares already purchased or to be purchased in the future by purchase payments under the Contracts. No substitution of securities in any sub-account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                             CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE

The Contracts are offered without the imposition of a sales charge deduction at the time of sale. However, the Contracts contain a provision that imposes a deferred sales charge on surrenders of purchase payments within six years after their being made. Thereafter the charge is equal to zero. The charge is referred to as a Contingent Deferred Sales Charge and is intended to reimburse the Company for expenses relating to Contract sales. To the extent the charge is insufficient to cover all distribution costs, the Company may use the Mortality and Expense Risk Premium to make up any difference.

If all or a portion of the Contract is surrendered (see "Surrenders"), a Contingent Deferred Sales Charge will be calculated at the time of the surrender and will be deducted from the Contract Value. In calculating the Contingent Deferred Sales Charge:

     (1) Purchase payments will be allocated to the amount surrendered on a first-in-first-out basis.
     (2) In no event will the aggregate Contingent Deferred Sales Charges exceed 6% of the total purchase payments made.

The amount of the Contingent Deferred Sales Charge is calculated by:
     (1) allocating purchase payments to the amount surrendered; and
     (2) multiplying each such allocated purchase payment by the appropriate percentage determined on the basis of the table below; and
     (3) adding the products of each multiplication in (2) above.

           TIME BETWEEN RECEIPT OF ALLOCATED
         PURCHASE PAYMENT AND DATE OF SURRENDER                                                   PERCENTAGE
         --------------------------------------                                                   ----------
         Less than 1 year.......................................................................      6%
         At least 1 year but less than 2 years..................................................      5%
         At least 2 years but less than 3 years.................................................      4%
         At least 3 years but less than 4 years.................................................      3%
         At least 4 years but less than 5 years.................................................      2%
         At least 5 years but less than 6 years.................................................      1%
         At least 6 years.......................................................................      0%

For a partial surrender, the Contingent Deferred Sales Charge will be deducted from the remaining Contract Value, if sufficient; otherwise it will be deducted from the amount surrendered. The Contingent Deferred Sales Charge percentage will be applied against the amount requested for a partial surrender. The amount deducted from the Contract Value will be determined by cancelling Accumulation Units from each applicable sub-account in the ratio that the value of each sub-account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be cancelled if other than the above method of cancellation is desired.

After the first Contract Anniversary, a Contract Owner may, but not more frequently than once annually on a non-cumulative basis, make a surrender per Contract Year of up to 10% of aggregate purchase payments (less any withdrawals) free from a Contingent Deferred Sales Charge provided the Contract Value prior to the surrender exceeds $10,000. No Contingent Deferred Sales Charge will be deducted from purchase payments which have been held under the Contract for more than six years or from distributions made upon death or as annuity payments. The Company may also periodically waive the Contingent Deferred Sales Charge under the Company procedures then in effect. (See "Charges and Deductions -- Reduction or Elimination of Contingent Deferred Sales Charge.")

For purposes of determining the Contingent Deferred Sales Charge, surrenders will be attributed to purchase payments on a first-in-first-out basis. Contract Owners should note that this is contrary to the allocation method that will be used for determining tax obligations. (See "Federal Tax Status - General.")

REDUCTION OR ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals that result in sales expense savings. Entitlement to such a reduction of the Contingent Deferred Sales Charge will be determined by the Company based on the following factors:

     (1) The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to issue large numbers of Contracts with fewer sales contacts.

     (2) The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     (3) Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of issuing a Contract with fewer sales contacts.

     (4) There may be other circumstances of which the Company is not presently aware that could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction in the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates (including an employee's spouse and children under 21 years of age).

In no event will a reduction or elimination of the Contingent Deferred Sales Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR MORTALITY AND EXPENSE RISK PREMIUM

Although variable annuity payments will vary in accordance with the performance of the investments of the Variable Account, they will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population nor will such payments be affected by any increases in expenses. The Company deducts a Mortality and Expense Risk Premium from the daily net asset value of the Variable Account. This Premium compensates the Company for providing the mortality guarantees, the death benefit, the expense guarantee after the Income Date and the waiver of the Contingent Deferred Sales Charge, if any, upon the death of the Annuitant. After the Income Date, the Company guarantees that the amount of annuity payments will not be adversely affected by variations in mortality experience or increases in expenses to administer the Contract. In the event that the Contingent Deferred Sales Charge is insufficient to cover distribution costs, the Mortality and Expense Risk Premium will be used to make up the difference. This charge is also used to defray some of the Company's expected costs that are not reimbursed from the Contract Maintenance Charge. These costs include compensation for internal personnel and accompanying overhead expenses, such as rent, supplies, telephones, furniture and equipment.

The Mortality and Expense Risk Premium is deducted on a daily basis and is equal on an annual basis to 1.20% of the daily net asset value of the Variable Account. If this amount is insufficient to cover the actual costs, the loss will be borne by the Company; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company.

DEDUCTION FOR CONTRACT MAINTENANCE CHARGE

The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value by cancelling Accumulation Units to reimburse it for administrative expenses relating to maintenance of the Contract. The Contract Maintenance Charge will be deducted from the Contract Value on each Contract Anniversary that the Contract is in force. The number of Accumulation Units to be cancelled will be from each applicable sub-account in the ratio that the value of each sub-account bears to the total Contract Value. The Contract Maintenance Charge will be deducted whether or not Purchase Payments are made. The Company will not realize a profit from this Charge.

When the Contract is surrendered for its full Surrender Value, on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of the surrender. Prior to the Income Date, the Company does not guarantee the amount of the Contract Maintenance Charge and there is no guarantee that it will not be changed in the future. After the Income Date, the amount of the Contract Maintenance Charge will not be changed from the amount of the annual Contract Maintenance Charge in effect during the Contract Year immediately preceding the Income Date. After the Income Date, the Contract Maintenance Charge will be collected on a monthly basis and will result in a reduction of the monthly benefit.

DEDUCTION FOR PREMIUM TAXES AND OTHER TAXES

Any premium tax payable to any governmental entity as a result of the existence of the Contracts or the Variable Account will be charged against the Contract Value. Premium taxes currently imposed by certain states range from 0% to 4.0%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time of annuitization. For Contracts issued in those states assessing premium taxes at the time purchase payments are made, the Company currently advances such premium taxes. The Company currently deducts the premium taxes from a Contract Owner's Contract Value at the time of annuitization or surrender. The applicable rates of states and other governmental entities that impose premium taxes on annuity purchase payments are subject to change or amendment by state legislatures, administrative interpretations or judicial acts. Premium taxes will depend on, among other things, the state of residence of the Contract Owner, the status of the Company within the state and the insurance tax laws of the state.

The Company deducts from the Contract Owner's Contract Value any income taxes resulting from the operation of the Variable Account. The Company does not currently anticipate incurring any income taxes.

The Company will deduct any withholding taxes required by applicable law.

OTHER DEDUCTIONS AND CHARGES

There are other deductions from and expenses paid out of the assets of Neuberger & Berman Advisers Management Trust which are described in the accompanying Trust Prospectus.

                                  THE CONTRACTS

In accordance with the selection made by the Contract Owner, net purchase payments applied to the Variable Account will be invested in one or more of the available Portfolios of Neuberger & Berman Advisers Management Trust at net asset value in accordance with the selection made by the Contract Owner in the application subject to the terms and conditions imposed on such selection by the Company. The assets of the Variable Account are segregated by Portfolios, thus establishing a series of sub-accounts within the Variable Account. The Company may, from time to time, add new mutual funds and, when appropriate, portfolios within a mutual fund as Eligible Mutual Funds. Contract Owners may change their investment selection prospectively without fee, penalty or other charge upon advance written notice to the Company.

TRANSFERS

The Contract Owner may direct the transfer of all or part of the Contract Value between Eligible Mutual Fund(s) or Portfolio(s) no more than four times in any Contract Year prior to the Income Date and no more than one time in any Contract Year after the Income Date, subject to the following conditions:

     (1) The Contract Owner will pay the Company any transfer fee due. Currently, the Company does not impose a fee for effecting transfers; however, it does reserve the right to assess a transfer fee in the future. In the event the Company does impose such a fee, all Contract Owners will be notified in advance. The amount of the transfer fee is not guaranteed and may be changed by the Company at any time. The transfer fee will be deducted from the amount transferred.

     (2) The minimum amount which may be transferred from an Eligible Mutual Fund or Portfolio is (a) $250; or, (b) if less, the remaining Contract Value in such Eligible Mutual Fund or Portfolio.

     (3) No partial transfer shall be made if the Contract Owner's remaining Contract Value for each Eligible Mutual Fund or Portfolio will be less than $250.

     (4) Transfers shall be effected using the values determined as of the next Valuation Period following receipt by the Company of a written transfer direction (containing all required information). However, no such transfer may be made effective within 7 calendar days of the date on which the first annuity payment is due; and no initial purchase payment nor any amounts previously transferred including increments thereon, may be transferred until 30 days after receipt of such initial purchase payment; provided, however, the Contract Owner, during the 30-day period prior to the date on which the first annuity payment is due, may direct an additional transfer, to be effective no later than the seventh calendar day prior to such due date.

     (5) Any transfer direction must clearly specify:

         (a) the amount to be transferred; and

         (b) the name(s) of the Eligible Mutual Fund(s) or Portfolio(s) to be affected.

     (6) Prior to the Income Date transfers may be made from the Liquid Asset Portfolio or the Limited Maturity Bond Portfolio to the Growth Portfolio or the Balanced Portfolio on a pre-authorized basis. Such transfers will be made only upon written agreement between the Contract Owner and the Company. Transfers will be made monthly with a minimum transfer amount of $250 per month.

     (7) The Company reserves the right to terminate, suspend or modify the transfer privileges described above at any time and without notice to any person.

When new mutual funds or portfolios are added, the Contract Owner may be permitted to select the new Eligible Mutual Funds or Portfolios as investments to underlie the Contract. However, the right to make any selection will be limited by terms and conditions imposed by the Company on such transactions.

Subject to the above-identified restrictions on transfers, a Contract Owner may elect to effect transfers between Eligible Mutual Fund(s) or Portfolio(s) by telephone by completing the applicable section of the application.

The Company will employ reasonable procedures to confirm that telephone transfer requests are legitimate. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent practices. The Company will not be liable for complying with telephone transfer requests it believes to be legitimate and for which it follows reasonable procedures to ensure legitimacy.

A telephone transfer may be effected by contacting the Annuity Service Office identified on Page 1 and providing specific account information, including the Contract Owner's name, Contract number, social security number and/or date of birth. The Company may request additional information concerning the account and/or Contract Owner to verify the validity of the request. The Company maintains the right to reject any telephone transfer request.

Telephone transfer requests received on any business day before 3 p.m., Central Standard Time, will effect transfers as of that day. Telephone transfer requests received after 3 p.m., Central Standard Time, will effect transfers on the next business day following the request.

CHANGE IN PURCHASE PAYMENTS

The Contract Owner may elect to increase, decrease or change the frequency or the amount of purchase payments.

NO DEFAULT

Unless surrendered for the full Surrender Value, the Contract remains in force until the Income Date and will not be in default even though no additional purchase payments are made.

MODIFICATION OF THE CONTRACT

The Contract may not be modified by the Company without the consent of the Contract Owner except as modifications may be required by applicable law.

CONTRACT VALUE

The Contract Value is the sum of the values for each sub-account. The value of each sub-account is determined by multiplying the number of Accumulation Units attributable to the sub-account by the value of an Accumulation Unit for the sub-account.

OWNERSHIP

The Contract Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant and prior to the Income Date, the Contract Owner shall be the person designated as such in the application, unless changed. On and after the Income Date, the Contract Owner shall be the Annuitant. On and after the death of the Annuitant, the Beneficiary shall be the Contract Owner.

The Contract Owner may name a Contingent Owner or a new Contract Owner at any time. However, a Contract Owner's spouse is the only person eligible to be the Contingent Owner. If the Contract Owner dies, the Contingent Owner becomes the Contract Owner. Any new choice of Contract Owner or Contingent Owner will automatically revoke any prior choice of Contract Owner or Contingent Owner. Any request for change must be received by the Company in writing. The change will become effective as of the date the written request is signed. A new choice of Contract Owner or Contingent Owner will not affect any payment made or action taken by the Company prior to the time a request for change is received. Contract Owners should consult a competent tax adviser prior to changing Contract Owners.

For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

ASSIGNMENT

The Contract Owner may assign the Contract at any time during the lifetime of the Annuitant prior to the Income Date. The Company will not be bound by any assignment until written notice is received by the Company. The Company is not responsible for the validity of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or transferred except under conditions set forth in applicable law.

Inasmuch as an assignment may be a taxable event, Contract Owners should consult a competent tax adviser before assigning their Contracts. (See "Federal Tax Status - General.")

BENEFICIARY

The Beneficiary named in the application, unless changed, is entitled to receive the benefits payable at the death of the Annuitant or Contract Owner, as applicable.

Unless the Contract Owner provides otherwise, such benefits will be paid in equal shares or all to the survivor as follows:

     (1) to the primary Beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

     (2) to the Contingent Beneficiaries who survive the Annuitant's or Contract Owner's (as applicable) death; or, if there are none,

     (3) to the Contract Owner, or to the estate of the Contract Owner.

The Contract Owner may change the Beneficiary(ies) or Contingent Beneficiary(ies) at any time during the lifetime of the Annuitant. Any such change must be made in writing in a form acceptable to the Company. The change will take effect as of the date the notice of change is signed, but the Company will not be liable for any payment made or action taken before it records the change.

                               ANNUITY PROVISIONS

INCOME DATE AND SETTLEMENT OPTION

The Contract Owner selects an Income Date and Settlement Option at the time of application. The Income Date must always be the first day of a calendar month and must be at least one month after the Effective Date. The Income Date may not be later than the first day of the calendar month following the Annuitant's 85th birthday, unless the Contract has been issued pursuant to a Qualified Plan that requires an earlier date.

CHANGE IN INCOME DATE

The Contract Owner may, with at least 30 days' prior written notice to the Company, change the Income Date. In no event shall the Income Date be other than the first day of a calendar month. However, the Income Date may not be deferred beyond the first day of the calendar month following the Annuitant's 85th birthday, unless the Contract has been issued pursuant to a Qualified Plan that requires an earlier date.

CHANGE IN SETTLEMENT OPTION

The Contract Owner may, with at least 30 days' prior written notice to the Company at any time prior to the Income Date, elect a different Settlement Option or any other option satisfactory to the Company and the Contract Owner.

SETTLEMENT OPTIONS

The net proceeds payable upon settlement of the Contract may be paid under one of the following options or any other option acceptable to the Company:

     OPTION 1 - LIFE ANNUITY

         An annuity payable monthly during the lifetime of the Annuitant. Payments will cease at the death of the Annuitant. IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE PAYEE DIES AFTER THE RECEIPT OF THE FIRST PAYMENT, OR TO RECEIVE ONLY TWO PAYMENTS IF THE PAYEE DIES AFTER RECEIPT OF THE SECOND PAYMENT, AND SO ON.

     OPTION 2 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED

         An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, payments have been made for less than 120 months, payments will continue to be made to the Beneficiary for the remainder of the guarantee period.

         If the Beneficiary does not desire payments to continue for the remainder of the guarantee period, he or she may elect to have the present value of the guaranteed annuity payments remaining, as of the date notice of death is received by the Company, computed at the assumed investment rate of 4%, and paid in a single sum within 7 days of receipt of such request.

     OPTION 3 - JOINT AND LAST SURVIVORSHIP

         An annuity payable monthly during the joint lifetime of the Annuitant and a designated second person and continuing thereafter during the life of the survivor. IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH PAYEES DIE AFTER THE RECEIPT OF THE FIRST PAYMENT, OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF BOTH PAYEES DIE AFTER RECEIPT OF THE SECOND PAYMENT, AND SO ON.

If no Settlement Option is elected, Option 1 will automatically be applied.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first will not be affected by variations in mortality or expense experience of the Company. The Company also guarantees certain death benefits.

FREQUENCY OF ANNUITY PAYMENTS

Annuity payments will be made as monthly installments. However, if the net amount available under any Settlement Option is less than $5,000, the Company will have the right to pay such amount in a single lump sum. In addition, if the installments would be or become less than $30, the Company shall have the right to change the frequency of installments so that the amount of each installment payment will be at least $30.

ANNUITY UNIT

The value of an Annuity Unit when the first Eligible Mutual Fund shares were purchased for each sub-account was arbitrarily set at $10. The value for any later Valuation Period is determined as follows: the Annuity Unit value for a sub-account for the last Valuation Period is multiplied by the Net Investment Factor for the sub-account for the next Valuation Period and the result is divided by the assumed investment factor for that Valuation Period. The Net Investment Factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease. (See "Net Investment Factor" in the Statement of Additional Information.)

AMOUNT OF ANNUITY PAYMENTS

A Variable Annuity is an annuity with payments that (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable sub-account(s) of the Variable Account. At the Income Date, the Contract Value of the sub-accounts will be applied to the applicable annuity tables contained in the Contract. The annuity table used will depend on the Settlement Option chosen. The same Contract Value amount applied to each Settlement Option may produce a different initial annuity payment. If, as of the Income Date, the then current Settlement Option rate applicable to this class of Contracts will provide a larger income than that guaranteed for the same form of annuity under the Contracts offered hereby, the larger amount will be paid.

The actual dollar amount of variable annuity payments depends on (1) the Contract Value at the time of annuitization; (2) the annuity table specified in the Contract; (3) the Settlement Option selected; and (4) the investment performance of the Portfolio selected.

The annuity tables contained in the Contract are based on a 4% assumed investment rate. If the actual net investment rate exceeds 4%, payments will increase. Conversely, if the actual rate is less than 4%, annuity payments will decrease.

If a higher assumed interest rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

The Annuitant receives the value of the fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Portfolio selected, and the amount of each annuity payment will vary accordingly. (See "Amount of Annuity Payments" in the Statement of Additional Information for the calculation of the amount of the annuity payment.)

ADDITIONAL PROVISIONS

The Company may require proof of the Annuitant's age before making any life annuity payment provided for by the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that the Purchase Payments would have provided at the correct age. Once monthly life income payments have begun, any underpayments will be made up in one sum with the next annuity payment; overpayments will be deducted from the future annuity payments until the total is repaid.

The Contract must be returned to the Company upon any settlement. Prior to the settlement of a death claim, proof of the Annuitant's or Contract Owner's death, as applicable, must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient being alive on a given date, the Company may require proof to its satisfaction that such condition has been met.

The United States Supreme Court has determined that there may be a violation of Title VII of the Civil Rights Act of 1964, as amended, under certain circumstances when retirement benefits derived from contributions or retirement payments made or to be made are determined on the basis of the sex of the recipient. The Contracts offered by this Prospectus contain annuity tables which are not based on the sex of the Annuitant.

                                  DEATH BENEFIT

DEATH OF THE ANNUITANT

If an Annuitant who is not the Contract Owner dies prior to the Income Date, the death benefit will be paid to the Beneficiary designated by the Contract Owner. The value of the death benefit will be determined as of the next Valuation Period following the date on which both proof of death and an election for a single sum payment or Settlement Option are received by the Company. If a single sum settlement is requested, the proceeds will be paid within seven days of receipt of such election and proof of death. If a Settlement Option is desired, election may be made by the Beneficiary during the 60-day period commencing on the date notification of death is received; otherwise, a single sum settlement will be made to the Beneficiary at the end of such 60-day period. The amount of the death benefit will be the greater of (1) the sum of all purchase payments made, less any amounts surrendered; or (2) the Contract Value. Death Benefits will be paid in accordance with any applicable laws or regulations governing payment of death benefits.

If the Annuitant dies after the Income Date, the Death Benefit, if any, will be paid as specified in the Settlement Option elected. The Company will require proof of the Annuitant's death.

DEATH OF THE CONTRACT OWNER

In the event the Contract is issued under a Non-Qualified Plan, the Death Benefit will be paid as follows:

     (1) If the Contract Owner (regardless of whether he or she is the Annuitant) dies before the Income Date, the entire Contract Value must be distributed within five years of the date of death, unless:

         (a) it is payable over the lifetime of a designated Beneficiary with distributions beginning within one year of the date of the Contract Owner's death; or

         (b) the Contingent Owner, if any, continues the Contract in his or her own name.

     (2) The Contingent Owner must be the spouse of the Contract Owner.

If the Contract Owner is a non-natural person, for purposes of the Death Benefit, the Annuitant will be treated as the Contract Owner and the death of the Annuitant or a change of the Annuitant will be treated as the death of the Contract Owner.

                          PURCHASES AND CONTRACT VALUE

PURCHASE PAYMENTS

The Contracts may be purchased under a flexible purchase payment plan. Purchase payments are payable at the Annuity Service Office of the Company as frequently and in the amount selected in the application by the Contract Owner. The initial purchase payment is due on the Effective Date. The initial purchase payment on both Non-Qualified and Qualified Contracts must be at least $1,000. Subsequent purchase payments must be at least $100. However, for purchase payments made under an employer-sponsored payroll deduction plan, the minimum initial purchase payment is $50 for both Non-Qualified and Qualified Contracts. The minimum subsequent purchase payment under an employer-sponsored payroll deduction plan is $50 per month. The Company reserves the right to reject any application or purchase payment. The Company also reserves the right to establish administrative rules that may decrease the minimum purchase payment requirements.

ALLOCATION OF PURCHASE PAYMENTS

Purchase payments are allocated to the appropriate sub-account within the Variable Account. Upon allocation to the appropriate sub-account, purchase payments are converted into Accumulation Units of the sub-account. Purchase payments allocated to a sub-account are divided by the value of an Accumulation Unit for the particular sub-account for the Valuation Period during which such allocation occurs to determine the number of Accumulation Units attributable to the purchase payments. (See "Accumulation Units.") For initial purchase payments, if the application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days of receipt. If the application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application and the purchase payment within five business days. Once the application is deemed to be in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days from the time the application is deemed to be in good order. For subsequent purchase payments, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units during the next Valuation Period following the Valuation Period in which the purchase payment was received in good order.

ACCUMULATION UNITS

Purchase payments are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Variable Account. The Accumulation Unit Value for each sub-account was arbitrarily set initially at $10. The Accumulation Unit Value for any later Valuation Period is determined by subtracting (2) from (1) and dividing the result by (3) where:

     (1) is the net result of

         (a) the assets of the sub-account, i.e., the aggregate value of the underlying Fund shares held at the end of such Valuation Period, plus or minus

         (b) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the investment operation of the sub-account;

     (2) is the cumulative unpaid charge for the mortality and expense risks;
and

     (3) is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit Value may increase or decrease from Valuation Period to Valuation Period and is affected by investment performance of the Portfolio, expenses and deduction of certain charges. The Accumulation Unit Value is determined Monday through Friday (except for federal holidays) as of 5:00 p.m. Eastern Standard Time. The federal holidays are as follows:

         New Year's Day                       Independence Day
         Martin Luther King Day               Labor Day
         President's Day                      Thanksgiving Day
         Good Friday                          Christmas Day
         Memorial Day

DISTRIBUTION OF CONTRACTS

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, is the principal underwriter of the Contracts. The Contracts are sold through licensed insurance agents in those states where the Contracts may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contracts, not to exceed 4.7% of purchase payments. Sentry Equity will, in turn, pay all or a portion of these amounts to a selling agent or agency.

                                   SURRENDERS

While the Contract is in force and before the earlier of the Income Date or the death of the Annuitant, the Company will, upon written request of the Contract Owner, allow the surrender of all or a portion of the Contract for its Surrender Value. Surrenders will result in the cancellation of Accumulation Units from each applicable sub-account in the ratio that the value of each sub-account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be cancelled if other than the above-specified method of cancellation is desired. The Company will pay the amount of any surrender within seven days of receipt of such request.

The Surrender Value will be the Contract Value for the next Valuation Period following the Valuation Period during which the written request to the Company for surrender is received reduced by the sum of:

     (1) the total of any applicable premium taxes not previously deducted;

     (2) any applicable Contract Maintenance Charge; and

     (3) any applicable Contingent Deferred Sales Charge.

Because of the potential tax consequences of a surrender, including tax penalties, Contract Owners should consult a competent tax adviser before making a surrender. (See "Federal Tax Status" below.)

Election to surrender must be made in writing to the Company at its Annuity Service Office. The Company may suspend the right of withdrawal or delay payment for more than seven days: (1) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as a result of which disposal of the Variable Account's or a Portfolio's investments or determination of Accumulation Unit Value is not reasonably practicable; or
(4) when the Securities and Exchange Commission by order so permits for protection of Contract Owners; provided that applicable rules or regulations of the Securities and Exchange Commission will govern as to whether the conditions in (2) and (3) exist.

LIMITATIONS ON WITHDRAWALS FROM 403(B) ANNUITIES

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b) (11) of the Code) to the occurrence of one of the following events: the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Section 72(m) (7) of the Code), or in a case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value representing contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. However, these limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a custodial account (as defined in Section 403(b)(7)) into the Contract Owner's account. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TEXAS OPTIONAL RETIREMENT PROGRAM

Any Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract in two ways. First, if for any reason the second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institution of higher education upon its request. Second, no benefits will be payable, through surrender of the Contract or otherwise, unless the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70-1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in ORP is required to obtain a certificate of termination from the participant's employer before a Contract can be redeemed.

                               FEDERAL TAX STATUS

NOTE: The following description is based on the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in these laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of any changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended, ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total withdrawal), the recipient is taxed on the portion of such payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a variable settlement option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distribution.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Eligible Mutual Funds underlying the Contracts will be managed by the investment adviser(s) for the Eligible Mutual Funds so as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance is not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being determined to retroactively be the owner of the assets of the Variable Account.

Due to uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts that are issued within a calendar year to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person, nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be held by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should consult a tax adviser before assigning or pledging their Contracts.

INCOME TAX WITHHOLDING

All distributions, or the portion thereof which is includable in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages, and at the rate of 10% from non-periodic payments. However, Contract Owners, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code that are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

     (1) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or distributions for a specified period of 10 years or more; or

     (2) distributions that are required minimum distributions; or

     (3) the portion of the distribution that is not includable in gross income (i.e., the return of any after-tax contributions).

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS AND SECTION 457 CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a 10% penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59-1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose, disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or
(f) that are allocable to purchase payments made prior to August 14, 1982.

The Contracts provide that if the Annuitant dies prior to the Income Date, the Death Benefit will be paid to the Beneficiary. Such payments made upon the death of an Annuitant who is not the Contract Owner do not qualify for the death of Contract Owner exception described above and will be subject to the 10% distribution penalty unless the Beneficiary is age 59-1/2 or one of the other exceptions to the penalty applies.

The above information applies to Qualified Contracts issued pursuant to Section 457 of the Code, but does not apply to other Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such other Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of Plan and terms and conditions of each specific Plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the Plan, regardless of the terms and conditions of the Contracts issued pursuant to the Plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. These descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

The Contracts are no longer being offered in connection with H.R. 10 Plans and corporate pension and profit-sharing plans. The information provided below with respect to such plans is being included herein for purposes of providing disclosure to Contract Owners who have previously purchased Contracts in connection with H.R. 10 Plans and corporate pension and profit-sharing plans.

     (1) H.R. 10 Plans

     Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as amount of allowable contributions; form, manner, and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (2) Tax Sheltered Annuities

     Section 403(b) of the Code permits the purchase of "tax sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts.") An employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (3) Individual Retirement Annuities

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity " ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     Roth IRAs

     Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRA.

     Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59-1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

     Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     (4) Corporate Pension and Profit-Sharing Plans

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with corporate pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and corporate pension and profit-sharing plans), 403(b) (Tax Sheltered Annuities) and 408(b) (IRAs). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59-1/2; (2) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated Beneficiary; (4) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after age 55; (5) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (8) distributions from an Individual Retirement Annuity made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Contract Owner or Annuitant (as applicable) for the taxable year; and (9) distributions from an Individual Retirement Annuity made to the Contract Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following (1) the calendar year in which the employee attains age 70-1/2, or (2) the calendar year in which the employee retires, whichever is later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed on the amount not distributed.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to the occurrence of one of the following events: the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Section 72(m) (7) of the Code), or in a case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. However, these limitations will apply to all amounts (regardless of when or how contributions were originally made) which are transferred or rolled over from a custodial account (as defined in Section 403(b)(7)) into the Contract Owner's account. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Treatment of Withdrawals - Qualified Contracts," above.) Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

SECTION 457 - DEFERRED COMPENSATION PLANS

Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish deferred compensation plans, which may invest in annuity contracts, for the benefit of their employees. The Code, as with Qualified Plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Under a Section 457 plan, the plan assets remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the participant or beneficiary. However, for plans established after August 20, 1996, it is required that plan assets must be held in trust for the benefit of plan participants and are not subject to the claims of the general creditors of the employer. Furthermore, this requirement must be met for all plans no later than January 1, 1999.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the principal underwriter is a party. The Company is engaged in various kinds of routine litigation which, in the opinion of the Company, are not material in relation to the total capital and surplus of the Company.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                                                                        PAGE
----                                                                                                        -----
THE COMPANY................................................................................................    3
DISTRIBUTION OF CONTRACTS..................................................................................    3
ACCOUNTANTS................................................................................................    3
LEGAL OPINIONS.............................................................................................    3
YIELD CALCULATION FOR LIQUID ASSET SUB-ACCOUNT.............................................................    3
PERFORMANCE INFORMATION....................................................................................    4
AMOUNT OF ANNUITY PAYMENTS.................................................................................    5
  Net Investment Factor ...................................................................................    5
FINANCIAL STATEMENTS.......................................................................................    6

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                                    ISSUED BY
                           SENTRY VARIABLE ACCOUNT II
                                       AND
                          SENTRY LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY PRESENTS INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY
AT: 1800 NORTH POINT DRIVE, STEVENS POINT, WISCONSIN 54481, (800) 533-7827.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1,
1998.

                                TABLE OF CONTENTS

ITEM                                                                                                        PAGE
----                                                                                                        ----
THE COMPANY................................................................................................  3
DISTRIBUTION OF CONTRACTS..................................................................................  3
ACCOUNTANTS................................................................................................  3
LEGAL OPINIONS.............................................................................................  3
YIELD CALCULATION FOR LIQUID ASSET SUB-ACCOUNT.............................................................  3
PERFORMANCE INFORMATION....................................................................................  4
AMOUNT OF ANNUITY PAYMENTS.................................................................................  5
   Net Investment Factor...................................................................................  5
FINANCIAL STATEMENTS.......................................................................................  6


                                   THE COMPANY

Sentry Life Insurance Company (the "Company") is a stock life insurance company incorporated in 1958, pursuant to the laws of the State of Wisconsin. Its home office is located at 1800 North Point Drive, Stevens Point, Wisconsin. It is licensed to conduct life, annuity and accident and health insurance business in the District of Columbia and in all states except New York. The Company is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("SIAMCO"). SIAMCO is a mutual insurance company incorporated under the laws of Wisconsin with headquarters at 1800 North Point Drive, Stevens Point, Wisconsin. SIAMCO owns and controls directly, or through subsidiary companies, a group of insurance and related companies, including Sentry Life Insurance Company of New York and Sentry Equity Services, Inc.

                            DISTRIBUTION OF CONTRACTS

Sentry Equity Services, Inc. ("Sentry Equity"), 1800 North Point Drive, Stevens Point, Wisconsin, a wholly-owned subsidiary of SIAMCO, serves as the principal underwriter of the Contracts. The Contracts are sold through licensed insurance agents in those states where the Contracts may be lawfully sold. The agents are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. Sentry Equity will be paid first-year and renewal commissions for its services in distributing the Contracts, not to exceed 4.7% of Purchase Payments. Sentry Equity will, in turn, pay all or a portion of these amounts to a selling agent or agency. The Contracts are sold on a continuous basis.

Sentry Equity also acts as principal underwriter for Sentry Fund, Inc., an open-end management investment company. Sentry Equity was paid underwriter commissions in the aggregate for the years 1995, 1996 and 1997 of $293,144, $338,226 and $309,674, respectively. Of those amounts it retained $238,582, $286,484 and $259,161, respectively.

                                   ACCOUNTANTS

The statutory financial statements of the Company as of December 31, 1997 and 1996, and for the years then ended, and the financial statements of the Variable Account as of December 31, 1997 and 1996, and for each of the two years in the period then ended, have been audited by Coopers & Lybrand L.L.P., 203 North LaSalle Street, Chicago, Illinois, independent accountants, whose reports appear herein and have been included in reliance on their authority as experts in accounting and auditing.

                                 LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                 YIELD CALCULATION FOR LIQUID ASSET SUB-ACCOUNT

The Liquid Asset sub-account of the Variable Account will calculate its current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended December 31, 1997, the annualized yield for the Liquid Asset sub-account 3.59%.

The current yield of the Liquid Asset sub-account is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Contract Owner account having a balance of one Accumulation Unit of the sub-account at the beginning of the period, subtracting the Mortality and Expense Risk Premium and Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Liquid Asset sub-account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Liquid Asset sub-account and changes in the interest rates on such investments, but also on changes in the Liquid Asset sub-account's expenses during the period.

Yield information may be useful in reviewing the performance of the Liquid Asset sub-account and for providing a basis for comparison with other investment alternatives. However, the Liquid Asset sub-account's yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Contingent Deferred Sales Charge at the time of the surrender. (See "Charges and Deductions - Contingent Deferred Sales Charge" in the Prospectus.)

                             PERFORMANCE INFORMATION

The cumulative total return and average annual total return figures for the one-five- and ten-year periods to December 31, 1997, are as follows:



                                            CUMULATIVE                                AVERAGE ANNUAL
                                           TOTAL RETURN                                TOTAL RETURN

                                                              Ten                                         Ten
                               One Year     Five Years       Years         One Year     Five Years       Years
                               -----------------------------------         -----------------------------------
Liquid Asset
 Portfolio                      (1.72%)       12.46%         43.53%         (1.72%)        2.38%         3.68%

Limited Maturity
 Bond Portfolio                 (1.25%)       13.65%         55.71%         (1.25%)        2.59%         4.53%

Growth Portfolio                21.87%        71.57%        241.96%         21.87%        11.40%        13.08%

Balanced Portfolio*             12.51%        49.19%        100.26%         12.51%         8.33%         9.99%


*Date of inception is September 17, 1990. Ten-year column represents since inception.

The above figures include the deduction of a 1.20% Mortality and Expense Risk Premium, a $30 Contract Maintenance Charge and the Investment Management and Administration Fees and other expenses paid by the Trust's Portfolios and their corresponding Series of Managers Trust. As of May 1, 1995, the fees paid to the manager changed. Such fees and the Trust's operating expenses are disclosed and explained in the Fee Table within the Prospectus. The returns reported above also reflect the deduction of the Contract's Contingent Deferred Sales Charge from each Portfolio's one year total return, when such charge equals 5% of a surrendered Purchase Payment, and from each Portfolio's five year total return, when such charge equals 1% of a surrendered Purchase Payment.

The Balanced Portfolio of the Trust was made available for investment in connection with the Contracts on September 14, 1990. The date of the first investment transaction was September 17, 1990.

The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable Contract Maintenance Charges and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described above, as the case may be. The formula used in these calculations is:
                                                     n
          Where:                            P (1 + T)  = ERV

          P = a hypothetical initial payment of $1,000
          T = average annual total return
          n = number of years
        ERV = ending redeemable value at the end of the one- five- and ten year periods to December 31, 1997 (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of each period presented to December 31, 1997.

The calculation of the cumulative total return for the Portfolios under the Contract issued by the Company is not subject to a standardized formula. The hypothetical value of a Contract purchased for the time periods described above is determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment and deducting any applicable Contract Maintenance Charge and any applicable Contingent Deferred Sales Charge to arrive at the ending hypothetical value. The total return percentage is then determined by subtracting the initial investment from the ending hypothetical value and dividing the difference by the initial investment and expressing the result as a percentage.

The cumulative total return quotation figures were calculated using the following assumptions:

(1) The one-year figure assumes that values based on a $1,000 payment made on December 31, 1996, were redeemed on December 31, 1997;

(2) The five-year figure assumes that values based on a $1,000 payment made on December 31, 1992, were redeemed on December 31, 1997;

(3) For the Liquid Asset, Growth and Limited Maturity Bond Portfolios, the ten-year figures assume that values based on a $1,000 payment made on December 31, 1987, were redeemed on December 31, 1997. For the Balanced Portfolio, the figures for the period since inception assume that values based on a $1,000 payment on September 17, 1990, were redeemed on December 31, 1997.

ALL QUOTATION FIGURES ABOVE REPRESENT PAST PERFORMANCE OF EACH INVESTMENT OPTION. THE TOTAL RETURN FIGURES FLUCTUATE DAILY, SO THE ABOVE QUOTATIONS ARE NOT REPRESENTATIVE OF FUTURE RESULTS.

                           AMOUNT OF ANNUITY PAYMENTS

The dollar amount of annuity payments after the first payment is determined as follows:

     (1) The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

     (2) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity payment is the sum of all sub-account Variable Annuity payments less any applicable Contract Maintenance Charge.

The sub-account Annuity Unit value at the end of any Valuation Period is determined by multiplying the sub-account Annuity Unit value for the immediately preceding Valuation Period by the quotient of (1) and (2), where:

     (1) is the Net Investment Factor for the Valuation Period for which the sub-account Annuity Unit value is being determined; and

     (2) is the assumed investment factor for such Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first Variable Annuity payment. Such factor for any Valuation Period shall be the accumulated value of $1.00 deposited at the beginning of such period at the assumed investment rate of 4.0%.

Net Investment Factor

The Net Investment Factor for any sub-account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

     (1) is the net result of:

         (a) the net asset value per share of the Eligible Mutual Fund or Portfolio held in the sub-account determined as of the current Valuation Period; plus

         (b) the per share amount of any dividend or capital gain distribution made by the Eligible Mutual Fund or the Portfolio held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         (c) a per share charge or credit, which is determined by the Company, for changes in tax reserves resulting from investment operations of the sub-account;

     (2) is the net result of:

         (a) the net asset value per share of the Eligible Mutual Fund or Portfolio held in the sub-account determined as of the immediately preceding Valuation Period; plus or minus

         (b) the per share charge or credit for any changes in tax reserve for the immediately preceding Valuation Period; and

     (3) is the percentage factor representing the Mortality and Expense Risk Premium.

The Net Investment Factor may be greater or less than one; therefore, the Annuity Unit value may increase or decrease.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                          SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II
                          -----------------------------
                              FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996

[COOPERS & LYBRAND LETTERHEAD]


                        REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors
Sentry Life Insurance Company
   and
The Contract Owners of
Sentry Variable Account II:

We have audited the accompanying statement of assets and liabilities of the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio of the Sentry Variable Account II as of December 31, 1997, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Sentry Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio of the Sentry Variable Account II as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand L.L.P.


Chicago, Illinois
February 11, 1998

                          SENTRY LIFE INSURANCE COMPANY
                           SENTRY VARIABLE ACCOUNT II

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997


ASSETS:

Investments at market value:

   Neuberger & Berman Advisers Management Trust:

     Liquid Asset Portfolio, 1,998,992
       shares (cost $1,998,992)                                                          $ 1,998,992

     Growth Portfolio, 1,291,542
       shares (cost $30,190,362)                                                          39,443,700

     Limited Maturity Bond Portfolio, 445,378
       shares (cost $6,222,588)                                                            6,288,736

     Balanced Portfolio, 553,097
       shares (cost $8,558,479)                                                            9,845,122
                                                                                         -----------
       Total investments                                                                  57,576,550

Dividends receivable                                                                           8,115
                                                                                         -----------
       Total assets                                                                       57,584,665

Liabilities:

Accrued expenses                                                                               4,395
                                                                                         -----------
Net Assets                                                                               $57,580,270
                                                                                         ===========

    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


                                                    SUB-ACCOUNTS INVESTING IN:
                                                    --------------------------

                                                          Liquid Asset                          Growth
                                                            Portfolio                          Portfolio
                                                ------------------------------      -------------------------------
                                                     1997              1996              1997              1996
                                                ------------      ------------      ------------      ------------
Income:
   Dividends                                    $    104,541      $    112,796      $         --      $     13,015

Expenses:
   Mortality and expense charges                      27,213            30,775           450,947           411,883
                                                ------------      ------------      ------------      ------------
Net investment income (loss)                          77,328            82,021          (450,947)         (398,868)
                                                ------------      ------------      ------------      ------------
Realized net investment gain                              --                --         1,540,740         1,247,219

Unrealized appreciation (depreciation), net               --                --         4,937,957        (1,352,086)

Capital gain distributions received                       --                --         2,948,192         3,045,396
                                                ------------      ------------      ------------      ------------
Realized and unrealized gain (loss)
   on investments and capital
   gain distributions, net                                --                --         9,426,889         2,940,529
                                                ------------      ------------      ------------      ------------
Net increase in net assets
   from operations                                    77,328            82,021         8,975,942         2,541,661
                                                ------------      ------------      ------------      ------------
Purchase payments                                     94,695           128,608         1,192,713         1,183,119

Transfers between subaccounts, net                   (37,697)            9,828           115,753           (72,898)

Withdrawals                                         (561,881)         (410,053)       (4,384,625)       (4,519,118)

Contract maintenance fees                             (3,317)           (4,001)          (41,415)          (44,776)

Surrender charges                                     (2,360)           (1,655)          (19,220)          (21,399)
                                                ------------      ------------      ------------      ------------
Net decrease in net assets
   derived from principal transactions              (510,560)         (277,273)       (3,136,794)       (3,475,072)
                                                ------------      ------------      ------------      ------------
Total increase (decrease) in net assets             (433,232)         (195,252)        5,839,148          (933,411)

Net assets at beginning of year                    2,439,448         2,634,700        33,602,559        34,535,970
                                                ------------      ------------      ------------      ------------
Net assets at end of year                       $  2,006,216      $  2,439,448      $ 39,441,707      $ 33,602,559
                                                ============      ============      ============      ============


    The accompanying notes are an integral part of these financial statements



       LIMITED MATURITY                               BALANCED
        BOND PORTFOLIO                                PORTFOLIO                                   TOTAL
 ----------------------------              -----------------------------             -----------------------------
     1997             1996                     1997              1996                   1997               1996
 -----------      -----------              ----------         ----------             ----------        -----------
 $   414,044      $   703,238              $  164,097         $  208,712             $  682,682        $ 1,037,761

      80,334           94,708                 113,868            108,809                672,362            646,175
 -----------      -----------              ----------         ----------             ----------        -----------
     333,710          608,530                  50,229             99,903                 10,320            391,586
 -----------      -----------              ----------         ----------             ----------        -----------
       2,573           42,361                 213,070            199,074              1,756,383          1,488,654

      18,458         (430,554)                869,649           (978,800)             5,826,064         (2,761,440)

          --               --                 421,183          1,160,642              3,369,375          4,206,038
 -----------      -----------              ----------         ----------            -----------        -----------

      21,031         (388,193)              1,503,902            380,916             10,951,822          2,933,252
 -----------      -----------              ----------         ----------            -----------        -----------

     354,741          220,337               1,554,131            480,819             10,962,142          3,324,838
 -----------      -----------              ----------         ----------            -----------        -----------
     220,322          107,526                 441,443            604,683              1,949,173          2,023,936

    (252,094)        (170,136)                174,038            233,206                     --                 --

  (1,343,699)      (1,423,044)             (1,281,938)        (1,328,115)            (7,572,143)        (7,680,330)

      (7,254)          (9,073)                 (9,845)           (10,399)               (61,831)           (68,249)

      (2,672)          (2,793)                 (8,821)            (9,939)               (33,073)           (35,786)
 -----------      -----------              ----------         ----------            -----------        -----------

  (1,385,397)      (1,497,520)               (685,123)          (510,564)            (5,717,874)        (5,760,429)
 -----------      -----------              ----------         ----------            -----------        -----------
  (1,030,656)      (1,277,183)                869,008            (29,745)             5,244,268         (2,435,591)

   7,318,730        8,595,913               8,975,265          9,005,010             52,336,002         54,771,593
 -----------      -----------              ----------         ----------            -----------        -----------
 $ 6,288,074      $ 7,318,730              $9,844,273         $8,975,265            $57,580,270        $52,336,002
 ===========      ===========              ==========         ==========            ===========        ===========


                        SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE ACCOUNT II
                         --------------------------
                        NOTES TO FINANCIAL STATEMENTS

                         DECEMBER 31, 1997 AND 1996

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 AND 1996

1. ORGANIZATION AND CONTRACTS

   The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

   The assets of the Variable Account are invested in one or more of the portfolios of Neuberger & Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

   A copy of the Neuberger & Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2. SIGNIFICANT ACCOUNTING POLICIES

   VALUATION OF INVESTMENTS

   Investments in the Trust are valued by using net asset values which are based on the daily closing prices of the underlying securities in the Trust's portfolios.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

   FEDERAL INCOME TAXES

   The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

   Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase contract owners' equity are not taxed.

3. EXPENSES

   A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $4,395 at December 31, 1997.

   The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

                          SENTRY LIFE INSURANCE COMPANY

                           SENTRY VARIABLE ACCOUNT II
                           --------------------------

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

   Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

4. NET ASSETS

   Net Assets are represented by accumulation units in the related Variable Account.

   At December 31, 1997 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE            VALUE
                                                      -------------       -------------          -----
           Liquid Asset Portfolio                        115,558             $17.36           $ 2,006,216
           Growth Portfolio                              780,148              50.56            39,441,707
           Limited Maturity Bond Portfolio               258,942              24.28             6,288,074
           Balanced Portfolio                            482,578              20.40             9,844,273
                                                                                              -----------
              Total contract owners' equity                                                   $57,580,270
                                                                                              ===========


   At December 31, 1996 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:

                                                      ACCUMULATION        ACCUMULATION
                                                          UNITS            UNIT VALUE            VALUE
                                                      -------------       -------------          -----
           Liquid Asset Portfolio                        145,387             $16.78           $ 2,439,448
           Growth Portfolio                              847,224              39.66            33,602,559
           Limited Maturity Bond Portfolio               317,877              23.02             7,318,730
           Balanced Portfolio                            519,312              17.28             8,975,265
                                                                                              -----------
              Total contract owners' equity                                                   $52,336,002
                                                                                              ===========

                        SENTRY LIFE INSURANCE COMPANY

                         SENTRY VARIABLE ACCOUNT II
                         --------------------------

                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. PURCHASES AND SALES OF SECURITIES

   In 1997, purchases and proceeds on sales of the Trust's shares aggregated $9,252,852 and $11,592,525, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                             ---------        ---------       --------------        ---------         -----
   Purchases                $1,524,938       $5,657,165         $  650,882         $1,419,867      $ 9,252,852
   Proceeds on sales         1,956,814        6,298,766          1,703,235          1,633,710       11,592,525


   In 1996, purchases and proceeds on sales of the Trust's shares aggregated $9,395,710 and $10,552,842, respectively, and were as follows:

                           LIQUID ASSET        GROWTH        LIMITED MATURITY       BALANCED
                             PORTFOLIO        PORTFOLIO       BOND PORTFOLIO        PORTFOLIO         TOTAL
                             ---------        ---------       --------------        ---------         -----

   Purchases                $  763,954       $5,037,322         $1,100,285         $2,494,149      $ 9,395,710
   Proceeds on sales           957,938        5,862,984          1,988,567          1,743,353       10,552,842

                        SENTRY LIFE INSURANCE COMPANY

          REPORT ON AUDITS OF STATUTORY-BASIS FINANCIAL STATEMENTS

               FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

[COOPERS & LYBRAND LETTERHEAD]

                        REPORT OF INDEPENDENT ACCOUNTANTS

Board of Directors
Sentry Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Sentry Life Insurance Company (the Company) as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital stock and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to report on these financial statements based on our audits.

We conducted our audits of the accompanying financial statements in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the insurance department of the state of Wisconsin, which practices differ from generally accepted accounting principles (GAAP). We have only been engaged by the Company to audit the accompanying financial statements on a statutory basis of accounting. The Company is not required to prepare GAAP financial statements and does not prepare GAAP financial statements. The effects on the financial statements of the variances between the statutory basis of accounting and GAAP, although not reasonably determinable, are presumed to be material. We are therefore required in the following paragraph to issue an adverse opinion on GAAP.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Sentry Life Insurance Company as of December 31, 1997 and 1996, or the results of its operations and its cash flows for the years then ended.

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sentry Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the insurance department of the state of Wisconsin.

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The accompanying supplemental schedule of assets and liabilities is presented to comply with the National Association of Insurance Commissioners' annual statement instructions and is not a required part of the statutory-basis financial statements. Such information has been subjected to the auditing procedures applied in our audit of the statutory basis financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.



/s/Coopers & Lybrand L.L.P.


Chicago, Illinois
February 13, 1998

                          SENTRY LIFE INSURANCE COMPANY

                         STATUTORY-BASIS BALANCE SHEETS

                           DECEMBER 31, 1997 AND 1996
                                -------------


ASSETS                                                                             1997               1996
------                                                                             ----               ----
Investments:
   Bonds   .................................................................. $1,103,011,418     $1,055,154,229
   Investments in subsidiaries...............................................      9,817,647          9,600,499
   Mortgage loans............................................................         68,657            150,967
   Policy loans..............................................................     25,020,637         25,389,248
   Cash and short-term investments...........................................     20,636,124         28,736,493
                                                                              --------------     --------------
           Total investments ................................................  1,158,554,483      1,119,031,436
Accrued investment income....................................................     18,231,430         17,006,071
Premiums deferred and uncollected............................................      4,377,983          4,233,837
Due from affiliates..........................................................      3,008,778         11,382,247
Other assets.................................................................      6,099,831          2,749,335
Assets held in separate accounts.............................................    533,613,785        433,345,943
                                                                              --------------     --------------
           Total admitted assets............................................. $1,723,886,290     $1,587,748,869
                                                                              ==============     ==============




      The accompanying notes are an integral part of these statutory-basis financial statements.

                        SENTRY LIFE INSURANCE COMPANY

                         DECEMBER 31, 1997 AND 1996
                              ----------------

LIABILITIES                                                                        1997               1996
-----------                                                                        ----               ----
Future policy benefits:
   Life...................................................................... $  250,618,823     $  249,630,411
   Accident and health.......................................................     14,967,065          8,169,020
   Annuity ..................................................................    138,902,775        140,074,886
Policy and contract claims...................................................      4,720,182          3,951,309
Premium and other deposit funds..............................................    604,285,476        596,529,186
Other policyholder funds.....................................................     26,118,724         10,334,943
Accounts payable and other liabilities.......................................      3,477,182          3,061,854
Federal income taxes accrued.................................................     11,555,703         10,908,272
Asset valuation reserve......................................................      5,264,578         11,457,217
Interest maintenance reserve.................................................      1,175,922          6,722,122
Liabilities related to separate accounts.....................................    528,643,523        432,660,043
                                                                              --------------     --------------
           Total liabilities................................................. $1,594,729,953     $1,473,499,263
                                                                              ==============     ==============

CAPITAL STOCK AND SURPLUS
-------------------------
Capital stock, $10 par value; authorized 400,000 shares; issued
   and outstanding 316,178 shares in 1997 and 1996...........................      3,161,780          3,161,780
Paid-in surplus..............................................................     43,719,081         43,719,081
Earned surplus, unappropriated...............................................     82,275,476         67,368,745
                                                                              --------------     --------------
           Total capital stock and surplus...................................    129,156,337        114,249,606
                                                                              --------------     --------------
           Total liabilities, capital stock and surplus...................... $1,723,886,290     $1,587,748,869
                                                                              ==============     ==============



      The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF OPERATIONS

                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
                          ---------------------------

                                                                                     1997             1996
                                                                                     ----             ----
Premiums and other income:
   Premiums and annuity considerations.......................................    $ 74,408,562     $ 70,779,015
   Other fund deposits.......................................................      52,574,356       53,285,412
   Commissions and expense allowances on
      reinsurance ceded......................................................      18,912,935       28,309,773
   Net investment income.....................................................      91,589,939       90,382,873
   Other income..............................................................       8,512,462        7,721,815
                                                                                 ------------     ------------

           Total premiums and other income...................................     245,998,254      250,478,888
                                                                                 ------------     ------------

Benefits and expenses:
   Policyholder benefits and fund withdrawals................................     188,108,969      153,162,041
   Increase in future life policy benefits
      and other reserves.....................................................       7,695,811          648,550
   Commissions...............................................................      10,638,144       16,144,524
   Other expenses............................................................      30,477,161       34,145,149
   Transfers to (from) separate accounts, net................................     (16,336,976)      16,984,014
                                                                                 ------------     ------------

           Total benefits and expenses.......................................     220,553,109      221,084,278
                                                                                 ------------     ------------

Income before federal income tax expense
   and net realized losses on investments....................................      25,445,145       29,394,610

           Federal income tax expense, less tax on net realized
             losses and transfers to the IMR.................................       9,177,337        9,381,864
                                                                                 ------------     ------------

Income before net realized losses on investments.............................      16,267,808       20,012,746

           Net realized losses on investments................................         272,063          151,872
                                                                                 ------------     ------------

Net income ..................................................................    $ 15,995,745     $ 19,860,874
                                                                                 ============     ============


      The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY

       STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
                         ----------------------------

                                                                                     1997             1996
                                                                                     ----             ----
Capital stock, beginning and end of year.....................................    $  3,161,780     $  3,161,780
                                                                                 ------------     ------------
Paid-in surplus, beginning and end of year...................................      43,719,081       43,719,081
                                                                                 ------------     ------------
Earned surplus,  unappropriated:
   Balance at beginning of year..............................................      67,368,745       55,982,007
   Net income................................................................      15,995,745       19,860,874
   Change in non-admitted assets.............................................           1,850            9,224
   Change in liability for reinsurance.......................................            (650)            -
   Change in asset valuation reserve.........................................       6,192,639         (109,926)
   Dividend to stockholder...................................................      (7,500,000)      (8,000,000)
   Change in net unrealized gains on investments.............................         217,147)        (373,434)
                                                                                 ------------     ------------
   Balance at end of year....................................................      82,275,476       67,368,745
                                                                                 ------------     ------------
           Total capital stock and surplus...................................    $129,156,337     $114,249,606
                                                                                 ============     ============




      The accompanying notes are an integral part of these statutory-basis financial statements.

                          SENTRY LIFE INSURANCE COMPANY

                    STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                 FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996
                        -------------------------------

                                                                                     1997             1996
                                                                                     ----             ----
Premiums and annuity considerations..........................................    $ 74,046,843     $ 70,913,344
Other fund deposits..........................................................      52,574,356       53,285,412
Other premiums, considerations and deposits..................................         170,518          260,805
Allowances and reserve adjustments received on
   reinsurance ceded.........................................................      25,981,339       30,458,213
Investment income received (excluding realized gains
   and losses and net of investment expenses)................................      88,152,129       87,375,424
Other income received........................................................       8,341,944        7,443,291
Life and accident and health claims paid.....................................     (24,600,136)     (21,418,597)
Surrender benefits...........................................................     (99,192,578)     (85,880,726)
Other benefits to policyholders paid.........................................     (46,821,006)     (45,644,421)
Commissions, other expenses, and taxes paid
   (excluding federal income taxes)..........................................     (41,375,759)     (50,351,320)
Net transfers from (to) separate accounts....................................      16,364,694      (16,899,050)
Cash in receivable status from separate accounts.............................      (4,318,844)            -
Changes in asset charges receivable..........................................           6,765             -
Dividends to policyholders paid..............................................        (316,156)        (322,084)
Federal income taxes paid....................................................      (9,002,003)      (8,474,783)
Net decrease in policy loans.................................................         368,610          643,281
                                                                                 ------------     ------------
   Net cash from operations..................................................      40,380,717       21,388,789
                                                                                 ------------     ------------

Proceeds from investments sold, matured, or repaid:
   Bonds.....................................................................     101,049,805      122,548,892
   Mortgage loans............................................................          82,308          115,725
   Tax on net capital gains..................................................        (105,566)          52,062
                                                                                 ------------     ------------
           Total investment proceeds.........................................     101,026,547      122,716,679
                                                                                 ------------     ------------

Other cash provided..........................................................      10,746,586        1,288,793
                                                                                 ------------     ------------
           Total cash provided...............................................     152,153,851      145,394,261
                                                                                 ------------     ------------

Cost of investments acquired:
   Bonds.....................................................................     146,935,141      124,810,078
           Total investments acquired........................................     146,935,141      124,810,078
                                                                                 ------------     ------------

Other cash applied:
   Dividend to stockholder...................................................       7,500,000        8,000,000
   Other applications, net...................................................       5,819,079        8,359,537
                                                                                 ------------     ------------
           Total cash applied................................................     160,254,220      141,169,615
                                                                                 ------------     ------------

           Net change in cash and short-term investments.....................      (8,100,369)       4,224,646

Cash and short-term investments:
   Beginning of year.........................................................      28,736,493       24,511,847
                                                                                 ------------     ------------
   End of year...............................................................    $ 20,636,124     $ 28,736,493
                                                                                 ============     ============


      The accompanying notes are an integral part of these statutory-basis financial statements.

                        SENTRY LIFE INSURANCE COMPANY

                NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

                                -------------

(1)  BASIS OF PRESENTATION AND SIGNIFICANT STATUTORY-BASIS ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     Sentry Life Insurance Company (the Company) is a wholly-owned subsidiary of Sentry Insurance a Mutual Company (SIAMCO). The Company writes insurance products in all states except New York primarily through direct writers who market the Company's individual life insurance, annuities and group health and pension products. The Company also uses direct mail and third party administrators for the marketing of its group life and health products.

     The accompanying statutory-basis financial statements of the Company have been prepared in conformity with the accounting practices prescribed or permitted by the insurance department of the State of Wisconsin. Prescribed statutory accounting principles include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not employ any material permitted practices in the preparation of its statutory-basis financial statements.

     The accompanying statutory-basis financial statements have been prepared in accordance with statutory accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     SIGNIFICANT STATUTORY ACCOUNTING POLICIES

     A.  INVESTMENT SECURITIES

         Investments are valued in accordance with the requirements of the NAIC. Bonds which qualify for amortization are stated at amortized cost; bonds not qualifying are carried at the lesser of amortized cost or NAIC market values. Under GAAP, bonds would be classified as either trading, available for sale, or held-to-maturity. Bonds classified as trading or as available for sale would be carried at market with unrealized gains and losses, net of applicable taxes, recognized as net income (trading securities) or as a direct surplus adjustment (available for sale). Common stock of the Company's unconsolidated subsidiary is carried at its underlying statutory capital and surplus. The change in the subsidiary's underlying equity between years is reflected as a change in unrealized gains (losses). Under GAAP, this entity's balance sheet and results of operations would be consolidated with the Company. Mortgage loans on real estate are carried at their aggregate unpaid principal balances. Policy loans are carried at the aggregate of unpaid principal balances plus accrued interest and are not in excess of cash surrender values of the related policies. Short-term investments are carried at amortized cost, which approximates market value. Investment income is recorded when earned. Market value adjustments, on investments carried at market, are reflected in earned surplus as unrealized gains (losses) on investments. Realized gains and losses are determined on the specific identification method and are recorded directly in the statements of operations, net of federal income taxes and after transfers to the Interest Maintenance Reserve, as prescribed by the NAIC.

         Income on mortgage-backed securities is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

                NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

                                -------------

    B.   SEPARATE ACCOUNT BUSINESS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT
         FUNDS

         The Company issues group annuity contracts both to affiliated companies and others. The deposits received in connection with these contracts are placed in deposit administration funds and in separate accounts. The Company also issues variable annuity contracts and variable universal life contracts. Deposits for those contracts are also placed in separate accounts. A separate account is an accounting entity segregated as a discrete operation within an insurance company. The stockholder of the Company and its policyholders have no claim to assets held in the separate accounts. The contract holders are the only persons having rights to any assets in the separate accounts or to income arising from these assets. All separate and variable accounts held by the Company are non-guaranteed and represent funds where the benefit is determined by the performance of the investments held in the separate account. Assets are carried at market value and reserves are calculated using the cash value of the contract. All reserves fall into the category allowing discretionary withdrawals at market value. For the variable annuity contract, if it has been in effect at least six years, there is no surrender charge. For the variable universal life contract, there is a surrender charge through the ninth year. The admitted asset value of separate accounts consists primarily of common stock.

    C.   NON-ADMITTED ASSETS

         For statutory accounting purposes, certain assets designated as "non-admitted" (principally certain receivables) have been excluded from the statutory-basis balance sheets and charged to earned surplus. Under GAAP, such assets would be recognized at net realizable value.

         Non-admitted assets totaled $322 and $2,172 at December 31, 1997 and 1996, respectively.

    D.   POLICY BENEFITS

         Liabilities for traditional life and limited-payment life contracts are computed using methods, mortality and morbidity tables and interest rates which conform to the valuation laws of the State of Wisconsin. The liabilities are primarily calculated on a modified reserve basis. The effect of using a modified reserve basis partially offsets the effect of immediately expensing acquisition costs by providing a policy benefit reserve increase in the first policy year which is less than the reserve increase in renewal years.

         Future policy benefits for life policies and contracts were primarily determined using the Commissioner's reserve valuation method with interest rates ranging from 2.5% to 6%.

         Future policy benefits for annuity contracts, primarily for individual and group deferred annuities, were primarily determined using the Commissioner's annuity reserve valuation method with interest rates ranging from 3% to 11%. Group Health reserves consist predominantly of long-term disability reserves representing present value of amounts not yet due calculated using standard disability tables, and various interest rates.

         Reserves for universal life-type and investment contracts are based on the contract account balance, if future benefit payments in excess of the account balance are not guaranteed, or on the present value of future benefit payments when such payments are guaranteed.

         GAAP reserves are computed using mortality, withdrawal and interest rate assumptions that are based on Company experience.

    E.   INTEREST MAINTENANCE RESERVE (IMR)

         Realized investment gains and losses on bonds attributable to interest rate changes are deferred in the IMR account. The IMR is recorded as a liability and amortized into investment income over the approximate remaining maturities of the bonds sold. This policy for recognition of such realized gains and losses is prescribed by the NAIC in order to smooth the impact of such activity on the Company's earned surplus. For GAAP purposes, there is no such reserve.

                        SENTRY LIFE INSURANCE COMPANY
          NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

                                -------------


    F.   ASSET VALUATION RESERVE (AVR)

         The AVR mitigates fluctuations in the values of invested assets including bonds and mortgage loans. The AVR is recorded as a liability and changes are charged or credited directly to earned surplus. For GAAP purposes, a valuation allowance is established on an individual asset basis for those securities whose cost exceeds market value and the decline is other than temporary.

    G.   REVENUE AND EXPENSE RECOGNITION

         Premiums for traditional life insurance policies and limited-payment contracts are taken into income over the premium paying periods of the policies. For investment contracts without mortality risk (such as deferred annuities and immediate annuities with benefits paid for a period certain) and contracts that permit the insured to make changes in the contract terms (such as universal life products), deposits are recorded as revenue when received. Under GAAP, deposits are recorded as increases to liabilities and revenue is recognized as mortality and other assessments are charged to policyholders.

         As the Company has no direct employees and does not own equipment, it utilizes services provided by employees and equipment of SIAMCO and occupies space in SIAMCO's office building. Accordingly, the Company participates in an expense allocation system with certain affiliated companies. Expenses of the Company consist of direct charges incurred and an allocation of expenses (principally salaries, salary-related items, rent, and data processing services) between certain affiliated companies. The Company recognized expenses of $31,900,482 and $34,859,721 for 1997 and 1996, respectively, under this allocation agreement.

    H.   ACQUISITION COSTS

         Costs directly related to the acquisition of insurance premiums, such as commissions and premium taxes, are charged to operations as incurred. Under GAAP, such acquisition costs would be capitalized and amortized over the policy periods.


    I.   FEDERAL INCOME TAX

         The Company is included in the consolidated federal income tax return of SIAMCO. Income taxes payable or recoverable are determined on a separate return basis by the Company in accordance with a written tax allocation agreement. Deferred federal income taxes are not provided for temporary differences between tax and financial reporting as they would be under GAAP. Additionally, federal income taxes are not provided for unrealized gains (losses) on investments.

    J.   PENSION PLAN AND OTHER POSTRETIREMENT BENEFITS

         The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. Generally, the companies' funding and accounting policies are to make the maximum contribution required under applicable regulations and to charge such contributions to expense in the year they are deductible for tax purposes. GAAP periodic net pension expense is based on the cost of incremental benefits for employee service during the period, interest on the projected benefit obligation, actual return on plan assets and amortization of actuarial gains and losses.


         In addition to providing the pension benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their dependents. Substantially all of the employees may become eligible for those benefits if they reach normal retirement age while working for the Companies. The expected costs of providing those benefits to employees and the employees' beneficiaries and covered dependents are accounted for on an accrual basis during the years that employees render service in accordance with NAIC policy. SIAMCO is amortizing its transition obligation, created upon the initial valuation of postretirement benefits, over a period of twenty years and a portion of the annual expense is allocated to the Company.

                        SENTRY LIFE INSURANCE COMPANY
                NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

                                -------------


    K.   RECLASSIFICATION

         Certain items in prior years' financial statements have been reclassified to conform with the 1997 presentation.


(2) INVESTMENTS

    The book value and estimated market value of bonds are as follows:


                                                              GROSS            GROSS           ESTIMATED
                                               BOOK         UNREALIZED       UNREALIZED          MARKET
    AT DECEMBER 31, 1997                       VALUE          GAINS            LOSSES            VALUE
                                               -----          -----            ------            -----
    US Treasury securities and
        obligations of US Government
        corporations and agencies        $   51,872,626   $    3,446,572   $         (609)   $   55,318,589

    Obligations of states and
        political subdivisions                  439,817           99,564                0           539,381

    Corporate securities                    757,760,027       60,329,883       (1,178,355)      816,911,555

    Mortgage-backed securities              292,938,948       22,571,116         (553,953)      314,956,111
                                         --------------   --------------   --------------    --------------
        Total                            $1,103,011,418   $   86,447,135   $   (1,732,917)   $1,187,725,636
                                         ==============   ==============   ==============    ==============

                                                              GROSS            GROSS            ESTIMATED
                                              BOOK          UNREALIZED       UNREALIZED           MARKET
    AT DECEMBER 31, 1996                      VALUE           GAINS            LOSSES             VALUE
                                              -----           -----            ------             -----
    US Treasury securities and
       obligations of US Government
       corporations and agencies         $   53,916,579   $    2,167,247   $     (369,858)   $   55,713,967

    Obligations of states and
       political subdivisions                   437,987           55,839                0           493,826

    Corporate securities                    691,186,142       30,898,142       (7,126,855)      714,957,429

    Mortgage-backed securities              309,613,521       14,702,270       (1,366,354)      322,949,437
                                         --------------   --------------   --------------    --------------
       Total                             $1,055,154,229   $   47,823,497   $   (8,863,067)   $1,094,114,659
                                         ==============   ==============   ==============    ==============



      Book value and estimated market value of bonds at December 31, 1997, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.



                                                                                          ESTIMATED
                                                                     BOOK                  MARKET
                                                                     VALUE                  VALUE
                                                                --------------         --------------
         Due in one year or less                                $    7,172,153         $    7,281,006
         Due after one year through five years                      55,963,265             59,146,784
         Due after five years through ten years                    153,794,879            162,160,043
         Due after ten years                                       593,142,173            644,181,692
                                                                --------------         --------------
             Subtotal                                              810,072,470            872,769,525
         Mortgage-backed securities                                292,938,948            314,956,111
                                                                --------------         --------------
             Total                                              $1,103,011,418         $1,187,725,636
                                                                ==============         ==============

                        SENTRY LIFE INSURANCE COMPANY
                NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

                                -------------



         The bond portfolio distribution by quality rating (primarily Moody's) at December 31, 1997 is summarized as follows:

                  Aaa                             32%
                  Aa                               6%
                  A                               38%
                  Baa                             22%
                  Ba & below and not rated         2%
                                                 ----
                                                 100%
                                                 ====



         Generally, bonds with ratings Baa and above are considered to be investment grade.

         Proceeds from sales of bonds during 1997 and 1996, including maturities and calls, were $101,049,805 and $122,548,892, respectively. In 1997 and 1996, respectively, gross gains of $1,525,602 and $1,339,605, and gross losses of $652,460 and $2,589,270 were realized on these sales before transfer to the IMR liability.

         At December 31, 1997 and 1996, investments carried at $4,384,747 and $4,470,358, respectively, were on deposit with various governmental agencies as required by law.

(3)      UNCONSOLIDATED SUBSIDIARIES

         The Company wholly owed Sentry Life Insurance Company of New York (SLONY) during 1997 and 1996. Condensed financial information regarding SLONY is shown as follows:


                                                          SLONY
                                              -----------------------------
                                                 1997              1996
                                              -----------       -----------
         Investments                          $35,406,623       $35,216,814
         Total assets                          38,955,256        38,474,106
         Policy reserves and benefits          19,699,749        20,136,829
         Total liabilities                     29,137,609        28,873,607
         Statutory capital and surplus          9,817,647         9,600,499
         Premium income                         8,331,937        10,696,198
         Net investment income                  2,783,625         2,917,728
         Benefits and expenses                  9,917,561        12,945,335
         Net income                               764,439           716,983

(4)      NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS (LOSSES)

         Sources of net investment income for 1997 and 1996 are as follows:



                                                      1997             1996
                                                  -----------      -----------
         Dividends received from affiliates       $   750,000      $   800,000
         Interest:
             Bonds                                 87,232,271       86,148,877
             Short-term investments                 1,124,220          908,456
             Other investments                      1,763,787        1,782,534
             Amortization of IMR                    1,113,741        1,220,848
                                                  -----------      -----------
                  Gross investment income          91,984,019       90,860,715

         Investment expense                           394,081          477,842
                                                  -----------      -----------
                  Net investment income           $91,589,939      $90,382,873
                                                  ===========      ===========

                        SENTRY LIFE INSURANCE COMPANY
                NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

                                -------------



         The components of net realized gains (losses) and changes in net unrealized gains (losses) on investments which are reflected in the accompanying statutory-basis financial statements are as follows:

                                                        REALIZED                            UNREALIZED
                                              ----------------------------            ---------------------
                                                1997                1996              1997             1996
                                              ----------        ----------            -----           ------
      Bonds                                  $  873,142        $(1,249,665)              -                -
      Stocks                                       -               178,648               -           (171,136)
      Less deferred realized (gains)
        losses                                 (873,142)         1,249,665               -                -
      Common stock of
        consolidated subsidiaries                                                     217,147        (202,067)
      Less related federal income tax          (272,063)         (330,520)
                                             ----------         ----------          ---------       ----------
                                             $ (272,063)        $(151,872)          $ 217,147       $(373,434)
                                             ==========         ==========          =========       ==========



(5)      INCOME TAXES

         Federal income tax expense in the statutory-basis statements of operations differs from that computed based on the federal statutory corporate income tax rate of 35%. The reasons for these differences are as follows:



                                                                               1997            1996
                                                                           -----------     ------------
           Federal income tax calculated at statutory rate
               of 35% of income before federal income taxes and
               net realized gains on investments                           $ 8,905,800     $ 10,288,113
           Changes in liability for dividends                                     -             864,932
           Accrual of bond discount                                           (633,561)        (891,625)
           Adjustment for deferred acquisition costs                            12,178          (14,741)
           Dividends received from subsidiaries                               (262,500)        (280,000)
           Different basis used to compute future policy benefits            1,720,817           35,071
           Amortization of interest maintenance reserve                       (389,809)        (427,296)
           Other, net                                                         (175,587)        (192,590)
                                                                           -----------     ------------
               Total                                                       $ 9,177,337     $  9,381,864
                                                                           ===========     ============



         Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as the "policyholders' surplus account." The amounts included in this account are includable in taxable income of later years at rates then in effect if the life insurance company elects to distribute tax basis policyholders' surplus to stockholders as dividends or takes certain other actions. Any distributions are first made from another tax memorandum account known as the "stockholders' surplus account." The accumulation in the tax policyholders' surplus and stockholders' surplus accounts of the Company were $5,605,476 and $77,917,211, respectively, at December 31, 1997.

         Federal income tax returns of SIAMCO have been examined through 1993 and the Company and the Internal Revenue Service reached agreement on all issues relating to 1993 and prior years. In the opinion of management, the Company has adequately provided for the possible effect of future assessments related to prior years.

(6)      DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

         Statement of Financial Accounting Standards No. 107 (SFAS 107), "Disclosures about Fair Values of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate those values. SFAS 107 defines fair value of a financial instrument as the amount at which that instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidated sale.

         The fair values presented on the next page represent management's best estimates and may not be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all nonfinancial

                        SENTRY LIFE INSURANCE COMPANY
                NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

                                  -------------


         instruments are exempt from the disclosure requirements of SFAS 107. Financial instruments which are exempt include life policy benefits with mortality or morbidity risk. Therefore, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         For cash and short-term investments and accrued investment income, the carrying amount approximates fair value.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         BONDS

         Estimated fair value is generally based on quotes provided by independent pricing services. If a quoted market price is not available, fair value is estimated by management based on the quoted market price of comparable instruments.

         POLICY LOANS

         Policy loans have no stated maturity dates; therefore, no reasonable estimate of fair value can be made. Interest rates range from 5 to 8 percent.

         SEPARATE ACCOUNTS

         The fair value of the assets held in separate accounts and offsetting liabilities are estimated based on the fair value of the underlying assets.

         AGGREGATE RESERVES FOR INVESTMENT-TYPE CONTRACTS

         The fair value of investment-type insurance contracts is estimated by reducing the policyholder liability for applicable surrender charges.

         STRUCTURED SETTLEMENTS

         The fair value of the liability for structured settlements is estimated by discounting future cash flows using the current rates being offered for similar settlements.

         LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

         The fair value for contracts with stated maturities is estimated by discounting future cash flows using current rates being offered for similar contracts. For those contracts with no stated maturity, the fair value is estimated by calculating the surrender value.


         The estimated fair values of the Company's financial instruments are as follows:

                                                                STATEMENT                 ESTIMATED
         AT DECEMBER 31, 1997                                     VALUE                   FAIR VALUE
                                                             --------------             --------------
         Assets:
            Bonds                                            $1,103,011,148             $1,187,725,636
            Assets held in separate accounts                    533,613,785                533,613,785
         Liabilities:
            Aggregate reserves for
              investment-type contracts                          80,815,675                 80,386,603
            Structured settlements                               52,717,040                 59,537,099
            Liability for premium and
              other deposit funds                               604,285,476                603,300,638
            Liabilities related to
              separate accounts                                 528,643,523                528,643,523

                        SENTRY LIFE INSURANCE COMPANY
                NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

                                -------------


                                                                 STATEMENT                  ESTIMATED
      AT DECEMBER 31, 1996                                         VALUE                   FAIR VALUE
                                                              --------------             --------------
      Assets:
         Bonds                                                $1,055,154,229             $1,094,114,659
         Assets held in separate accounts                        433,345,943                433,345,943
      Liabilities:
         Aggregate reserves for
           investment-type contracts                              86,160,277                 85,534,609
         Structured settlements                                   48,033,522                 55,410,157
         Liability for premium and
           other deposit funds                                   596,529,186                591,498,214
         Liabilities related to
           separate accounts                                     432,660,043                432,660,043

(7)      PENSION AND 401K PLANS AND OTHER POSTRETIREMENT BENEFITS

         The Company participates with SIAMCO and certain other affiliated companies in a defined benefit pension plan which covers substantially all of their employees. The benefits are based on years of service, the average of the three highest of the last fifteen years of an employee's compensation and primary social security benefits, as defined in the plan. The Company is not a separately assignable entity for purposes of allocation of accumulated plan benefits or assets. The Company was allocated pension expense by SIAMCO of approximately $283,000 and $722,000 in 1997 and 1996, respectively.

         The Company participates with SIAMCO and its affiliated subsidiaries in a qualified 401k Plan. Employees who meet certain eligibility requirements may elect to participate in the Plan. Participants must contribute at least one percent but no more than 16 percent of base compensation. Highly compensated employees may contribute a maximum of 10 percent on a pre-tax basis. For non-highly compensated employees, the entire 16% may be deposited on a pre-tax basis. The Company matches up to 25% of employee contributions up to the first 6 percent of base salary deposited by an employee. The Company may make additional annual contributions to the Plan based on operating profit. The Company was allocated approximately $260,000 and $355,000 by SIAMCO for 401k Plan benefits in 1997 and 1996, respectively.

         In addition to the above-mentioned benefits, the Company, with SIAMCO and its affiliated subsidiaries, provides certain health care, dental and life insurance benefits to retired employees and their covered dependents. The retiree health care benefits allocated to the Company by SIAMCO were approximately $445,000 for 1997 and $625,000 for 1996.

(8)      REINSURANCE

         The Company had entered into reinsurance contracts for participation in reinsurance pools and surplus protection for its wholly-owned subsidiaries. Assumed life in-force amounted to approximately 30% and 30% of total in-force (before ceded reinsurance) at December 31, 1997 and 1996, respectively.

         The Company has entered into reinsurance ceded contracts to limit the net loss potential arising from large risks. Generally, life benefits in excess of $250,000 and all group health liabilities, except for liabilities relating to SIAMCO's employee benefit plans, are ceded to reinsurers. The group health liabilities are ceded to SIAMCO.

                          SENTRY LIFE INSURANCE COMPANY
                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

                                  -------------



         The Company cedes insurance to other insurers under various contracts which cover individual risks or entire classes of business. Although the ceding of insurance does not discharge the Company from its primary liability to policyholders in the event any reinsurer might be unable to meet the obligations assumed under the reinsurance agreements, it is the practice of insurers to reduce their balances for amounts ceded. The amounts included in the accompanying statutory-basis financial statements for reinsurance were as follows:




                                                                              1997
                                                                         (000'S OMITTED)
                                                                         ---------------
                                                       AFFILIATED                            UNAFFILIATED
                                                       ----------                            ------------
                                                ASSUMED          CEDED                  ASSUMED           CEDED
                                                -------          -----                  -------           -----
      Premiums                                  $  306         $ 55,101                 $6,628           $7,891
      Benefits                                       8           59,973                  6,602            4,437
      Commissions                                    5           17,718                     (2)           1,195
      Future Policy Benefits:
           Life & Annuities                         34             -                        19            1,347
           Accident & Health                       -            232,386                    291              159
      Intercompany Receivable                      -              8,650                    -                -

                                                                              1996
                                                                         (000'S OMITTED)
                                                                         ---------------
                                                       AFFILIATED                            UNAFFILIATED
                                                       ----------                            ------------
                                                Assumed          Ceded                  Assumed           Ceded
                                                -------          -----                  -------           -----
      Premiums                                  $  346         $112,914                 $7,117           $4,377
      Benefits                                      49          108,034                  7,157            2,215
      Commissions                                    6           27,693                     (1)             617
      Future Policy Benefits:
           Life & Annuities                         37             -                        28            1,282
           Accident & Health                       -            232,583                    343               77
      Intercompany Receivable                      -              9,188                    -                -


(9)      COMMITMENTS AND CONTINGENCIES

         In the normal course of business, there are various legal actions and proceedings pending against the Company. In the opinion of management and legal counsel, the ultimate resolution of these matters will not have a material adverse impact on the Company's statutory-basis financial statements.

         State guaranty funds can assess the Company for losses of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company believes that its ultimate cost for these assessments is not expected to have a material adverse effect on the financial statements.

(10)     OTHER RELATED PARTY TRANSACTIONS

         The Company is the direct writer of certain employee benefit plans for SIAMCO. Premiums included in the accompanying statutory-basis statements of operations (net of ceded premiums) are approximately $20,360,000 and $20,364,000 in 1997 and 1996, respectively.

         The Company has provided coverage in the form of annuity contracts as structured settlements for SIAMCO workers' compensation claims. Reserves for future policy benefits at December 31, 1997 and 1996 included $52,717,040 and $48,033,522, respectively, relating to these contracts.

         Also, see Notes 7 and 8 for other related party transactions.


(11)     WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

         Annuity reserves and deposits of approximately $1,202.0 million and $1,104.2 million in 1997 and 1996, respectively, are subject to withdrawal at the discretion of the annuity contract holders. Approximately 95% and 94%, respectively, carry surrender charges.

                        SENTRY LIFE INSURANCE COMPANY
               SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
                    FOR THE YEAR ENDED DECEMBER 31, 1997

                        SENTRY LIFE INSURANCE COMPANY

               SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

                    FOR THE YEAR ENDED DECEMBER 31, 1997

                    SCHEDULE 1 - SELECTED FINANCIAL DATA



The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
   Government Bonds................................................... $       329,923
   Other bonds (unaffiliated).........................................      86,902,288
   Common stocks of affiliates........................................         750,000
   Mortgage loans.....................................................          10,835
   Premium notes, policy loans and liens..............................       1,698,910
   Short-term investments.............................................       1,124,220
   Aggregate write-ins for investment income..........................          54,042
                                                                       ---------------
   Gross investment income............................................ $    90,870,278
                                                                       ===============
Mortgage Loans - Book Value:
   Residential mortgages.............................................. $        68,657
                                                                       ===============
Mortgage Loans By Standing - Book Value:
   Good standing...................................................... $        68,657
                                                                       ===============
Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
   Common stocks...................................................... $     9,817,647
                                                                       ===============
Bonds and Short-Term Investments by Class and Maturity:

   Bonds by Maturity - Statement Value
     Due within one year or less...................................... $    21,897,445
     Over 1 year through 5 years......................................     147,537,985
     Over 5 years through 10 years....................................     272,735,640
     Over 10 years through 20 years...................................     322,055,038
     Over 20 years....................................................     338,785,310
                                                                       ---------------
     Total by Maturity................................................ $ 1,103,011,418
                                                                       ===============

   Bonds by Class - Statement Value
     Class 1................................................  $   813,962,093
     Class 2................................................      275,602,903
     Class 3................................................       13,446,422
     Class 4................................................                0
     Class 5................................................                0
     Class 6................................................                0
                                                              ---------------
     Total by Class.........................................  $ 1,103,011,418
                                                              ===============
     Total Bonds Publicly Traded............................  $ 1,103,011,418
                                                              ===============
     Total Bonds Privately Placed...........................  $             0
                                                              ===============
Short-Term Investments - Book Value.........................  $    20,636,124
                                                              ===============
Cash on Deposit.............................................  $             0
                                                              ===============
Life Insurance In Force (000's omitted):
   Ordinary.................................................  $     4,824,017
                                                              ===============
   Group Life...............................................  $     3,115,044
                                                              ===============
Amount of Accidental Death Insurance In Force Under Ordinary
Policies (000's omitted)....................................  $       124,140
                                                              ===============
Life Insurance Policies with Disability Provisions In Force:
   Ordinary.................................................           22,172
                                                              ===============
   Group Life...............................................              130
                                                              ===============
Supplementary Contracts In Force:
   Ordinary - Not Involving Life Contingencies

     Amount on Deposit......................................  $       259,892
                                                              ===============
     Income Payable.........................................  $       359,396
                                                              ===============
   Ordinary - Involving Life Contingencies
     Income Payable.........................................  $       104,956
                                                              ===============

Annuities:
   Ordinary
     Immediate - Amount of Income Payable...................  $    1,587,647
                                                              ==============
     Deferred - Fully paid account balance..................  $   21,397,657
                                                              ==============
     Deferred - Not fully paid account balance..............  $   84,633,981
                                                              ==============
   Group
     Amount of income payable...............................  $    5,184,535
                                                              ==============
     Fully paid account balance.............................  $   13,415,179
                                                              ==============
     Not fully paid account balance.........................  $1,100,339,568
                                                              ==============
Accident and Health Insurance - Premiums In Force:
   Ordinary.................................................  $      190,657
                                                              ==============
   Group....................................................  $   32,862,349
                                                              ==============
Deposit Funds and Dividend Accumulations:
   Dividend Accumulations - Account Balance.................  $      334,643
                                                              ==============
Claim Payments 1997:
   Group Accident and Health Year  - Ended December 31, 199X
     1997...................................................  $    4,854,724
                                                              ==============
     1996...................................................  $      162,408
                                                              ==============
     1995 & prior...........................................  $       53,908
                                                              ==============
     Other Accident & Health
     1997...................................................  $       12,690
                                                              ==============
     1996...................................................  $       27,508
                                                              ==============
     1995 & prior...........................................  $       85,572
                                                              ==============


                                    PART C

                                    PART C


                              OTHER INFORMATION



ITEM 24  Financial Statements and Exhibits

         (a)   Financial Statements of Sentry Variable Account II

               Included in Part A:

                     Condensed Financial Information

               Included in Part B:

                     Report of Independent Accountants

                     Statement of Assets, Liabilities and Contract Owners' Equity, December 31, 1997

                     Statements of Operations and Changes in Contract Owners' Equity for the years ended December 31, 1997 and 1996

                     Notes to Financial Statements, December 31, 1997 and 1996

               Financial Statements of Sentry Life Insurance Company

               Included in Part B:

                     Report of Independent Accountants

                     Statutory-Basis Balance Sheets, December 31, 1997 and 1996

                     Statutory-Basis Statements of Operations for the years ended December 31, 1997 and 1996

                     Statutory-Basis Statements of Changes in Capital Stock and Surplus for the years ended December 31, 1997 and 1996

                     Statutory-Basis Statements of Cash Flow for the years ended December 31, 1997 and 1996

                     Notes to Statutory-Basis Financial Statements

                     Supplemental Schedule of Assets and Liabilities for the Year Ended December 31, 1997

ITEM 24
                  (b)      Exhibits

                           (1) Resolutions of the Board of Directors of Sentry Life Insurance Company*

                           (2)      Not Applicable

                           (3)(i)   Principal Underwriter Agreement*

                           (3)(ii)  Registered Representatives Agreement*

                           (3)(iii) General Agent Agreement*

                           (4)(i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract*

                           (4)(ii)  Contract Amendment pursuant to Tax
                                    Reform Act of 1984*

                           (5)      Application Form*

                           (6)(i) Articles of Incorporation of Sentry Life Insurance Company*
                           (6)(ii)  Bylaws*

                           (7)      Not Applicable

                           (8)(i)   Sales Agreement (Fund Participation
                                    Agreement)*

                           (8)(ii)  Assignment and Modification Agreement**

                           (9)      Opinion and Consent of Counsel

                           (10)     Consent of Independent Accountants

                           (11)     Not Applicable

                           (12) Agreement Governing Contribution to Sentry Variable Account II*

                           (13)     Calculation of Performance Information

                           (27)     Not applicable

         *        Exhibits (1), (3)(i), (3)(ii), (3)(iii), (4)(i), (4)(ii), (5),
                  (6)(i), (6)(ii),(8)(i), and (12) are incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 17 to Form N-4 filed electronically on or about April 30, 1997.

         **       Exhibit (8)(ii) is incorporated herein by reference to such exhibit in Registrant's Post-Effective Amendment No. 16 to Form N-4 filed electronically on or about April 29, 1996.

ITEM 25           Directors and Officers of the Depositor

                  The following persons are the officers and directors of Sentry Life Insurance Company. The principal business address for each director and officer of the Depositor is 1800 North Point Drive, Stevens Point, Wisconsin 54481.

                                                       Positions and Offices
                        Name                               With Depositor
                        ----                           ----------------------
                  Dale R. Schuh                      Director, Chairman of the
                                                     Board and President
                  Richard A. Huseby                  Vice President
                  Glen E. Scott, Jr.                 Vice President
                  William M. O'Reilly                Director and Secretary
                  William J. Lohr                    Director and Treasurer
                  Steven R. Boehlke                  Director
                  Janet L. Fagan                     Director

ITEM 26  Persons Controlled By or Under Common Control With Depositor

The following is a description of all persons who might be considered to be directly or indirectly controlled by or under common control with the Depositor:

1. The Depositor, a Wisconsin corporation, is a wholly-owned subsidiary of Sentry Insurance a Mutual Company ("Sentry Insurance"), a Wisconsin corporation.

2.   The following companies are also wholly-owned subsidiaries of Sentry
     Insurance:

     (a) Middlesex Insurance Company ("Middlesex"), a Wisconsin corporation;
     (b) Dairyland Insurance Company ("Dairyland"), a Wisconsin corporation;
     (c) Sentry Fund, Inc., a Maryland corporation;
     (d) Parker Stevens Agency, Inc., a Wisconsin corporation;
     (e) Parker Stevens Agency of Mass., Inc., a Massachusetts corporation;
     (f) Sentry Investment Management, Inc., a Delaware corporation;
     (g) Sentry Equity Services, Inc., a Delaware corporation;
     (h) Sentry Services, Inc., a Wisconsin corporation;
     (i) Sentry Aviation Services, Inc., a Wisconsin corporation; and
     (j) WAULECO, Inc., a Wisconsin corporation.

3. Sentry Insurance is also affiliated with Sentry Insurance Foundation, Inc., a Wisconsin corporation.

4. Sentry Insurance is also affiliated with Sentry Lloyd's of Texas, a Texas Lloyd's corporation.

5. Patriot General Insurance Company, a Wisconsin corporation, is a wholly-owned subsidiary of Middlesex.

6. Sentry Life Insurance Company of New York, a New York corporation, is a wholly-owned subsidiary of the Depositor.

7. Dairyland County Mutual Insurance Company of Texas, a Texas corporation, is affiliated with Dairyland.


ITEM 27  Number of Contract Owners

As of April 1, 1998, there were 1,528 qualified contract owners and 538 non-qualified contract owners.


ITEM 28  Indemnification

Under the Bylaws of Sentry Life Insurance Company, each director and officer of the Company shall be indemnified by the Company against all costs and expenses actually and necessarily incurred by him or her in connection with the defense of any action, suit or proceeding in which he or she is made a party by reason of his or her being or having been a director or officer of the Company, whether or not he or she continues to be a director or officer at the time of incurring such costs or expense, except in relation to matters as to which he or she shall be adjudged in such action, suit or proceeding to be liable for gross negligence or willful misconduct in the performance of his or her duties as such director or officer. This right of indemnification shall not be exclusive of other rights to which any director or officer may be entitled as a matter of law or agreement.

Sentry Equity Services, Inc., the principal underwriter, is a Delaware corporation. The Delaware General Corporation Law, Section 145, provides for indemnification of directors, officers, employees and agents as follows:

         145 INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS -(a) A corporation shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe the person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that the person's conduct was unlawful.

         (b) A corporation may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

         (c) To the extent that a director, officer, employee or agent of a corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and
         (b) of this section, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) of this section (unless ordered by a court) shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because the person has met the applicable standard of conduct set forth in subsections (a) and (b) of this section. Such determination shall be made (1) by a majority vote of the directors who are not parties to such action, suit or proceeding, even though less than a quorum, or (2) if there are no such directors, or if such directors so direct, by independent legal counsel in a written opinion, or (3) by the stockholders.

         (e) Expenses (including attorneys' fees) incurred by an officer or director in defending any civil, criminal, administrative or investigative action, suit or proceeding may be paid by the corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that he is not entitled to be indemnified by the corporation as authorized in this section. Such expenses (including attorneys' fees) incurred by other employees and agents may be so paid upon such terms and conditions, if any, as the board of directors deems appropriate.

         (f) The indemnification and advancement of expenses provided by, or granted pursuant to, the other subsections of this section shall not be deemed exclusive of any other rights to which those seeking indemnification or advancement of expenses may be entitled under any bylaw, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office.

         (g) A corporation shall have power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (h) For purposes of this section, references to "the corporation" shall include, in addition to the resulting corporation, any constituent corporation (including any constituent of a constituent) absorbed in a consolidation or merger which, if its separate existence had continued, would have had power and authority to indemnify its directors, officers, and employees or agents, so that any person who is or was a director, officer, employee or agent of such constituent corporation, or is or was serving at the request of such constituent corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall stand in the same position under this section with respect to the resulting or surviving corporation as he would have with respect to such constituent corporation if its separate existence had continued.

         (i) For purposes of this section, references to "other enterprises" shall include employee benefit plans; references to "fines" shall include any excise taxes assessed on a person with respect to any employee benefit plan; and references to "serving at the request of the corporation" shall include any service as a director, officer, employee or agent of the corporation which imposes duties on, or involves services by, such director, officer, employee or agent with respect to an employee benefit plan, its participants or beneficiaries; and a person who acted in good faith and in a manner he reasonably believed to be in the interest of the participants and beneficiaries of an employee benefit plan shall be deemed to have acted in a manner "not opposed to the best interests of the corporation" as referred to in this section.

         (j) The indemnification and advancement of expenses provided by, or granted pursuant to, this section shall, unless otherwise provided when authorized or ratified, continue as to a person who has ceased to be director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         (k) The Court of Chancery is hereby vested with exclusive jurisdiction to hear and determine all actions for advancement of expenses or indemnification brought under this section or under any bylaw, agreement, vote of stockholders or disinterested directors, or otherwise. The Court of Chancery may summarily determine a corporation's obligation to advance expenses (including attorneys' fees).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any officer or controlling person in connection with the securities being registered) the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29  Principal Underwriter

         (a) Sentry Equity Services, Inc., the Principal Underwriter for the Contracts, also acts as Principal Underwriter for:

              Sentry Variable Account I Sentry Variable Life Account I Sentry Fund, Inc.

         (b) The following persons are the officers and directors of Sentry Equity Services, Inc. The principal business address for each director and officer of the Principal Underwriter is 1800 North Point Drive, Stevens Point, Wisconsin 54481:

                                                       Positions and Offices
                   Name                                   With Underwriter
                   ----                                ----------------------
              Dale R. Schuh                      Director and Chairman of the Board

              Susan M. DeBruin                   President

              Glen E. Scott Jr.                  Vice President

              William M. O'Reilly                Director and Secretary

              William J. Lohr                    Director and Treasurer

              Steven R. Boehlke                  Director

         (C)

  Name of                  Net Underwriting
 Principal                    Discounts &   Compensation On      Brokerage
Underwriter                   Commissions     Redemption         Commissions    Compensation
-----------              ------------------- --------------      ------------   ------------
Sentry Equity
Services, Inc.               $ 50,513           $ 0.00              $ 0.00        $ 309,674

ITEM 30  Location of Accounts and Records

         As required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, Sentry Equity Services, Inc. and Sentry Life Insurance Company maintain physical possession of the accounts, books or documents of the Separate Account at 1800 North Point Drive, Stevens Point, Wisconsin 54481.

ITEM 31  Management Services

         Not Applicable.


ITEM 32  Undertakings

         (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either: (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         (d) Sentry Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each Registration Statement, including the Prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
         Section 403(b)(11) to the attention of the potential participants; and

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of: (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his or her contract value.

                                   Signatures



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Stevens Point, State of Wisconsin, on the 2Oth day of April, 1998.


                                       Sentry Variable Account II
                                       Registrant


                                       By: Sentry Life Insurance Company



                                       By: s/ Dale R. Schuh
                                           ------------------------------------
                                              Dale R. Schuh, President,
                                              Chairman of the Board and Director




                                       Sentry Life Insurance Company
                                       Depositor



                                       By: s/Dale R. Schuh
                                           ------------------------------------
                                           Dale R. Schuh, President, Chairman
                                           of the Board and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.






s/Dale R. Schuh                                            April 20, 1998
-----------------------------------
Dale R. Schuh, Chairman of the
Board, President and Director


s/Richard A. Huseby                                        April 20, 1998
-----------------------------------
Richard A. Huseby, Vice President



s/Glen E. Scott, Jr.                                       April 20, 1998
-----------------------------------
Glen E. Scott, Jr., Vice President



s/William M. O'Reilly                                      April 20, 1998
-----------------------------------
William M. O'Reilly, Secretary and
Director



s/William J. Lohr                                          April 20, 1998
-----------------------------------
William J. Lohr, Treasurer and
Director



s/Steven R. Boehlke                                        April 20, 1998
-----------------------------------
Steven R. Boehlke, Director



s/Janet L. Fagan                                           April 20, 1998
-----------------------------------
Janet L. Fagan, Director

                                   EXHIBITS TO

                         POST-EFFECTIVE AMENDMENT NO. 18

                                       TO

                                    FORM N-4

                                       FOR

                           SENTRY VARIABLE ACCOUNT II

                                INDEX TO EXHIBITS


Exhibit
-------
99.B   9       Opinion and Consent of Counsel

99.B  10       Consent of Independent Accountants

99.B  13       Calculation of Performance Information